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                      PAINEWEBBER TACTICAL ALLOCATION FUND
             1285 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10019 PROSPECTUS -- JANUARY 1, 1996 (AS SUPPLEMENTED MARCH 13, 1996)


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Professional Management
Portfolio Diversification
Dividend and Capital Gain Reinvestment
Flexible Pricing'SM'
Low Minimum Investment
Automatic Investment Plan
Systematic Withdrawal Plan
Exchange Privileges
Suitable for Retirement Plans


The Fund is a series of PaineWebber Investment Trust ('Trust'). This Prospectus concisely sets forth information a prospective investor should know about the Fund before investing. Please retain this Prospectus for future reference. A Statement of Additional Information dated January 1, 1996 (which is incorporated by reference herein) has been filed with the Securities and Exchange Commission. The Statement of Additional Information can be obtained without charge, and further inquiries  can  be  made,  by  contacting  the  Fund,  your  PaineWebber investment executive or PaineWebber's correspondent firms or by calling toll-free 1-800-647-1568.

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THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS ANY  SUCH
     COMMISSION  PASSED UPON THE  ACCURACY OR ADEQUACY  OF THIS PROSPECTUS.
         ANY  REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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                               Prospectus Page 1
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PAINEWEBBER   TACTICAL ALLOCATION FUND


                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page
                                                                           -----
Prospectus Summary.......................................................      3
Financial Highlights.....................................................      7
Flexible Pricing System..................................................      8
Investment Objective and Policies........................................      9
Purchases................................................................     16
Exchanges................................................................     19
Redemptions..............................................................     20
Conversion of Class B Shares.............................................     21
Other Services and Information...........................................     22
Dividends, Distributions and Taxes.......................................     23
Valuation of Shares......................................................     24
Management...............................................................     24
Performance Information..................................................     26
General Information......................................................     27

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                               Prospectus Page 2
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PAINEWEBBER   TACTICAL ALLOCATION FUND


                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------

     See the body of the Prospectus for more information on the topics discussed in this summary.

The Fund:                       PaineWebber  Tactical Allocation  Fund ('Fund')  is a  diversified series of
                                PaineWebber  Investment  Trust  ('Trust'), an open-end management investment company.
Investment Objective and        Total  return,  consisting  o f long-term  capital  appreciation and current
  Policies:                     income; utilizing  a  systematic investment strategy that actively allocates the Fund's assets among common stocks, U.S. Treasury Notes and U.S. Treasury
                                Bills.
Total Net Assets at             $55.8 million
  November 30, 1995:
Investment Adviser and          Mitchell Hutchins  Asset  Management  Inc. ('Mitchell  Hutchins'),  an asset
  Administrator:                management subsidiary  of PaineWebber Incorporated ('PaineWebber' or  'PW'),
                                manages  over $44.7  billion in assets. See 'Management.'
Purchases:                      Shares of beneficial interest are available exclusively  through PaineWebber and  its correspondent firms for investors  who  are  clients of PaineWebber or  those firms PaineWebber clients') and, for other investors, through PFPC
                                Inc., the Fund's  transfer agent ('Transfer Agent').
Flexible Pricing System:        Investors may select Class A, Class B or Class C  shares, each with a public offering price that reflects different sales charges and expense levels. See
                                'Flexible  Pricing  System,'  'Purchases,'  'Redemptions' and 'Conversion of
                                Class B Shares.'
Class A Shares                  Offered  at net  asset value  plus any applicable  sales charge  (maximum is
                                4.5% of the  public offering price).
Class B Shares                  Offered at  net  asset  value (a  maximum  contingent  deferred sales charge of  5% of redemption proceeds is imposed on  certain redemptions made within six years of date of purchase). Class B  shares automatically  convert  into
                                Class  A shares (which pay  lower ongoing  expenses) approximately six years after  purchase.  Such  Class B shares were not offered prior to  January 1,
                                1996.
Class C Shares                  Offered at net  asset value without  an initial or contingent deferred sales charge  (a contingent  deferred sales  charge of  1% of  redemption proceeds is imposed on certain redemptions made within one year of purchase). Class C shares  pay  higher ongoing expenses than Class A shares and do  not convert into another  Class. Prior to November 10,  1995,  these Class C shares were called 'Class B' shares.
Exchanges:                      Shares  may  be  exchanged  for  shares  of  the corresponding Class of most
                                PaineWebber mutual funds.
Redemptions:                    PaineWebber clients  may  redeem  through  PaineWebber;  other  shareholders must  redeem through the Transfer Agent.
Dividends:                      Declared  and  paid annually; net capital gain,  if any, also is distributed annually. See 'Dividends, Distributions and Taxes.'
Reinvestment:                   All dividends and capital gain distributions are paid in  Fund shares of the same Class at net asset value unless the shareholder has requested cash.
Minimum Purchase:               $1,000 for first purchase; $100 for subsequent purchases.
Other Features:
  Class A Shares                Automatic investment plan   Quantity discounts on initial sales charge
                                Systematic withdrawal plan  365-day reinstatement privilege
                                Rights of accumulation
  Class B Shares                Automatic investment plan   Systematic withdrawal plan
  Class C Shares                Automatic investment plan   Systematic withdrawal plan

                             ---------------------
                               Prospectus Page 3

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PAINEWEBBER   TACTICAL ALLOCATION FUND


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


WHO SHOULD INVEST. The Fund follows a systematic investment strategy that actively allocates the Fund's assets among common stocks, U.S. Treasury Notes and U.S. Treasury Bills and is designed for investors who are seeking total return, consisting of long-term capital appreciation and current income. The Fund's risk factors are summarized below and are described in more detail under 'Investment Objective and Policies -- Risk Factors and Special Considerations.' While the Fund is not intended to provide a complete or balanced investment program, it can serve as one component of an investor's long-term program to accumulate assets, for instance, for retirement, college tuition or other major goals.

ASSET ALLOCATION STRATEGY. The Fund follows an asset allocation strategy involving investing among the following asset categories ('Segments'): (1) the common stocks primarily included in the Standard & Poor's 500 Composite Stock Price Index (the 'S&P 500 Index') and derivative instruments relating thereto (the 'Stock Segment'), the performance of which, before deduction of operating expenses, is intended to replicate as closely as possible the aggregate price and yield performance of the S&P 500 Index; (2) 30-day U.S. Treasury Bills (the 'Cash Segment'); and (3) five-year U.S. Treasury Notes and derivative instruments relating thereto (the 'Note Segment'). Asset allocations are determined by Mitchell Hutchins based on relative rates of return among the Segments. See 'Investment Objective and Policies.' The Fund's asset allocation strategy is designed to afford investors the opportunity to seek total return during all economic and financial market cycles, with a degree of volatility lower than that of the equity market, utilizing a systematic, cost effective asset allocation strategy. The Fund allocates its assets among the Segments in accordance with an Asset Allocation Model (the 'Allocation Model') utilized by Mitchell Hutchins. See 'Investment Objective and Policies -- Asset Allocation Strategy.'

RISK FACTORS. There can be no assurance that the Fund will achieve its investment objective, and the Fund's net asset value will fluctuate based upon changes in the value of its portfolio securities.

Although the Fund will seek long term total return consisting of both capital appreciation and current income, the Fund may not achieve as high a level of either capital appreciation or current income as a fund that has only one of those objectives as its primary objective. Because the benefits of the Allocation Model, on which the Fund's investment decisions are based, are expected to be realized only if the recommendations are followed over several market cycles, the Fund is intended to be a long term investment vehicle and is not designed to provide investors with a means of speculating on short term market movements. The investment results of the Fund (and the Stock Segment) at any time may be greater or less than those of the S&P 500 Index. Deviations from the performance of the S&P 500 Index may result from the proportion of assets then allocated to the Stock Segment in accordance with the Allocation Model, purchases and redemptions of shares of the Fund that occur daily, as well as from brokerage and other expenses borne by the Fund. Thus, no assurance can be given that the Fund's investment objective will be achieved. The Fund may also be subject to certain risks in using investment techniques and strategies such as entering into futures contracts and options on futures contracts, entering into transactions involving options on stock indexes, purchasing securities on a when-issued or delayed delivery basis and entering into repurchase agreements. See 'Investment Objective and Policies -- Risk Factors and Special Considerations' at page 13 of this Prospectus.


                             ---------------------
                               Prospectus Page 4

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PAINEWEBBER   TACTICAL ALLOCATION FUND


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

EXPENSES OF INVESTING IN THE FUND. The following tables are intended to assist investors in understanding the expenses associated with investing in the Fund.

                      SHAREHOLDER TRANSACTION EXPENSES(1)

                                                 CLASS A     CLASS B     CLASS C
                                                 -------     -------     -------

Maximum sales charge on purchases of shares
 (as a percentage of public offering price)....    4.5%        None         None
Sales charge on reinvested dividends...........    None        None         None
Maximum contingent deferred sales charge
 (as a percentage of redemption proceeds)......    None(2)      5%         1%(3)

                       ANNUAL FUND OPERATING EXPENSES(4)
                    (as a percentage of average net assets)

                                             CLASS A       CLASS B       CLASS C
                                             -------       -------       -------
Management fees...........................     0.50%         0.50%         0.50%
12b-1 fees(5).............................     0.25          1.00          1.00
Other expenses............................     0.71          0.72          0.72
                                            -------       -------       -------
Total operating expenses..................     1.46%         2.22%         2.22%
                                            -------       -------       -------
                                            -------       -------       -------

------------

(1) Sales charge waivers are available for Class A and Class B shares and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter, reaching zero after six years. See 'Purchases.'

(2) Purchases of Class A shares of $1 million or more are not subject to a sales charge. If shares are redeemed within one year of purchase, a contingent deferred sales charge of 1% will be applied to the redemption. See 'Purchases.'

(3) If Class C shares are redeemed within one year of purchase, a contingent deferred sales charge of 1% will be applied to the redemption. See 'Purchases.'

(4) See 'Management' for additional information. All expenses, except for Class B shares, are those actually incurred for the fiscal year ended August 31, 1995. Class B shares 'other expenses' are based on estimates for the Fund's current fiscal year.

(5) 12b-1 fees have two components, as follows:

                                                   CLASS A    CLASS B    CLASS C
                                                   -------    -------    -------

12b-1 service fees.............................     0.25%      0.25%      0.25%
12b-1 distribution fees........................     0.00       0.75       0.75

12b-1 distribution fees are asset-based sales charges. Long-term Class B and Class C shareholders may pay more in direct and indirect sales charges (including distribution fees) than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


                             ---------------------
                               Prospectus Page 5


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PAINEWEBBER   TACTICAL ALLOCATION FUND


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                       EXAMPLE OF EFFECT OF FUND EXPENSES

An investor would directly or indirectly pay the following expenses on a $1,000 investment in the Fund, assuming a 5% annual return:

                                                              ONE     THREE    FIVE      TEN
                                                              YEAR    YEARS    YEARS    YEARS
                                                              ----    -----    -----    -----

Class A Shares(1)...........................................   $59      $89     $121     $212
Class B Shares:
     Assuming a complete redemption at end of period(2)(3)..   $73      $99     $139     $219
     Assuming no redemption(3)..............................   $23      $69     $119     $219
Class C Shares:
     Assuming a complete redemption at end of period(2)......  $33      $69     $119     $255
     Assuming no redemption.................................   $23      $69     $119     $255

------------

(1) Assumes deduction at the time of purchase of the maximum 4.5% initial sales charge.

(2) Assumes deduction at the time of redemption of the maximum applicable contingent deferred sales charge.

(3) Ten-year figures assume conversion of Class B shares to Class A shares at end of sixth year.

This Example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same in the years shown. The above tables and the assumption in the Example of a 5% annual return are required by regulations of the Securities and Exchange Commission ('SEC') applicable to all mutual funds; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of any Class of the Fund's shares.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The actual expenses attributable to each Class of the Fund's shares will depend upon, among other things, the level of average net assets and the extent to which the Fund incurs variable expenses, such as transfer agency costs.

                             ---------------------
                               Prospectus Page 6

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PAINEWEBBER   TACTICAL ALLOCATION FUND



                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below provides selected per share data and ratios for one Class A share and one Class C share (prior to November 10, 1995, Class C shares were called 'Class B' shares) of the Fund for each of the periods shown. No new Class B shares were outstanding during such periods. This information is supplemented by the financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1995, which are incorporated by reference into the Statement of Additional Information. The financial statements and notes, and the financial information for the fiscal year ended August 31, 1995 appearing in the table below, have been audited by Ernst & Young LLP, independent auditors, whose report thereon is included in the Annual Report to Shareholders. The financial information for the year ended August 31, 1994 and the periods prior thereto was audited by other auditors whose report thereon was unqualified. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge.

                                                            CLASS A                                    CLASS C#
                                             -------------------------------------  -----------------------------------------------
                                                 FOR THE YEAR       FOR THE PERIOD           FOR THE YEAR            FOR THE PERIOD
                                                    ENDED              MAY 10,                  ENDED                   JULY 22,
                                                  AUGUST 31,           1993`D'                AUGUST 31,                1992`D'
                                             --------------------   TO AUGUST 31,   ------------------------------   TO AUGUST 31,
                                               1995**       1994         1993       1995**      1994        1993          1992
                                             ----------    ------   --------------  -------    -------    --------   --------------

Net asset value, beginning of period........   $13.78      $13.50       $12.90      $ 13.78    $ 13.49    $  12.12       $ 12.00
                                             ----------    ------       ------      -------    -------    --------       -------
Net investment income.......................     0.22        0.24         0.08         0.12       0.13        0.18          0.03
Net realized and unrealized gains from
  investment transactions...................     2.05        0.32         0.59         2.06       0.33        1.34          0.09
                                             ----------    ------       ------      -------    -------    --------       -------
Net increase from investment operations.....     2.27        0.56         0.67         2.18       0.46        1.52          0.12
                                             ----------    ------       ------      -------    -------    --------       -------
Dividends from net investment income........    (0.22)      (0.24)       (0.07)       (0.12)     (0.13)      (0.15)      --
Distributions from net realized gains from
  investment transactions...................    (0.97)      (0.04)      --            (0.97)     (0.04)      --          --
                                             ----------    ------       ------      -------    -------    --------       -------
Total dividends and distributions to
  shareholders..............................    (1.19)      (0.28)       (0.07)       (1.09)     (0.17)      (0.15)      --
                                             ----------    ------       ------      -------    -------    --------       -------
Net asset value, end of period..............   $14.86      $13.78       $13.50      $ 14.87    $ 13.78    $  13.59       $ 12.12
                                             ----------    ------       ------      -------    -------    --------       -------
                                             ----------    ------       ------      -------    -------    --------       -------
Total investment return(1)..................    18.43%       4.21%        5.17%       17.57%      3.46%      12.61%         0.98%
                                             ----------    ------       ------      -------    -------    --------       -------
                                             ----------    ------       ------      -------    -------    --------       -------
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's).......   $1,944      $1,801       $3,007      $48,105    $62,970    $107,761       $50,222
Ratios of expenses to average net assets....     1.46%       1.13%        1.06%*       2.22%      1.88%       1.73%         1.75%*
Ratios of net investment income to average
  net assets................................     1.60%       1.64%        1.71%*       0.86%      0.89%       1.04%         2.42%*
Portfolio turnover rate.....................       53%          4%           0%          53%         4%          0%            0%

------------

 #  Prior to November 10, 1995, called 'Class B' shares.

`D' Commencement of offering of shares.

*   Annualized.

** Investment advisory functions for the Fund were transferred from Kidder Peabody Asset Management, Inc. to Mitchell Hutchins on February 13, 1995.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total returns for periods of less than one year have not been annualized.


                             ---------------------
                               Prospectus Page 7

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PAINEWEBBER   TACTICAL ALLOCATION FUND



                            FLEXIBLE PRICING SYSTEM
--------------------------------------------------------------------------------

DIFFERENCES AMONG THE CLASSES

     The primary distinctions among the Classes of the Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of distribution fees. These differences are summarized in the table below. Each Class has distinct advantages and disadvantages for different investors, and investors may choose the Class that best suits their circumstances and objectives.

                                                          ANNUAL 12B-1 FEES (AS A % OF
                                  SALES CHARGE             AVERAGE DAILY NET ASSETS)           OTHER INFORMATION
                         ------------------------------  ------------------------------  ------------------------------
CLASS A                  Maximum initial sales charge    Service fee of 0.25%            Initial sales charge waived or
                         of 4.5% of the public offering                                  reduced for certain purchases
                         price
CLASS B                  Maximum contingent deferred     Service fee of 0.25%;           Shares convert to Class A
                         sales charge of 5% of           distribution fee of 0.75%       shares approximately six years
                         redemption proceeds; declines                                   after issuance
                         to zero after six years
CLASS C                  Contingent deferred sales       Service fee of 0.25%;                         --
                         charge of 1% of redemption      distribution fee of 0.75%
                         proceeds if redeem within
                         first year after purchase

FACTORS TO CONSIDER IN CHOOSING A CLASS OF SHARES

In deciding which Class of shares to purchase, investors should consider the cost of sales charges together with the cost of the ongoing annual expenses described below, as well as any other relevant facts and circumstances:

SALES CHARGES. Class A shares are sold at net asset value plus an initial sales charge of up to 4.5% of the public offering price. Because of this initial sales charge, not all of a Class A shareholder's purchase price is invested in the Fund. Class B shares are sold with no initial sales charge, but a contingent deferred sales charge of up to 5% of the redemption proceeds applies to redemptions made within six years of purchase. Class C shareholders pay no initial sales charges, although a contingent deferred sales charge of 1.00% applies to certain redemptions of Class C shares made within the first year after purchase. Thus, the entire amount of a Class B or Class C shareholder's purchase price is immediately invested in the Fund.

WAIVERS AND REDUCTIONS OF CLASS A SALES CHARGES. Class A share purchases over $50,000 and Class A share purchases made under the Fund's reduced sales charge schedule may be made at a reduced sales charge. In considering the combined cost of sales charges and ongoing annual expenses, investors should take into account any reduced sales charges on Class A shares for which they may be eligible.

The entire initial sales charge on Class A shares is waived for certain eligible purchasers. Because Class A shares bear lower ongoing annual expenses than Class B shares or Class C shares, investors eligible for complete waivers should purchase Class A shares.

ONGOING ANNUAL EXPENSES. All three Classes of Fund shares pay an annual 12b-1 service fee of 0.25% of average daily net assets. Class B and Class C shares pay an annual 12b-1 distribution


                             ---------------------
                               Prospectus Page 8
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PAINEWEBBER   TACTICAL ALLOCATION FUND

fee of 0.75% of average daily net assets. Annual 12b-1 distribution fees are a form of asset-based sales charges. An investor should consider both ongoing annual expenses and initial or contingent deferred sales charges in estimating the costs of investing in the respective Classes of Fund shares over various time periods.

For example, assuming a constant net asset value, the cumulative distribution fees on the Class B or Class C shares and the 4.5% maximum initial sales charge on the Class A shares would all be approximately equal if the shares were held for six years. Because Class B shares convert to Class A shares (which do not bear the expense of ongoing distribution fees) approximately six years after purchase, an investor expecting to hold shares of the Fund for longer than six years would generally pay lower cumulative expenses by purchasing Class A or Class B shares than by purchasing Class C shares. An investor expecting to hold shares of the Fund for less than six years would generally pay lower cumulative expenses by purchasing Class C shares than by purchasing Class A shares, and, due to the contingent deferred sales charges that would become payable on redemption of Class B shares, such an investor would generally pay lower cumulative expenses by purchasing Class C shares than Class B shares.

The foregoing examples do not reflect, among other variables, the cost or benefit of bearing sales charges or distribution fees at the time of purchase, upon redemption or over time, nor can they reflect fluctuations in the net asset value of Fund shares, which will affect the actual amount of expenses paid. Expenses borne by Classes may differ slightly because of the allocation of other Class-specific expenses. The 'Example of Effect of Fund Expenses' under 'Prospectus Summary' shows the cumulative expenses an investor would pay over time on a hypothetical investment in each Class of Fund shares, assuming an annual return of 5%.

OTHER INFORMATION

PaineWebber investment executives may receive different levels of compensation for selling one particular Class of Fund shares rather than another. Investors should understand that distribution fees and initial and contingent deferred sales charges all are intended to compensate Mitchell Hutchins for distribution services.

See 'Purchases,' 'Redemptions' and 'Management' for a more complete description of the initial and contingent deferred sales charges, service fees and distribution fees for the three Classes of shares. See also 'Conversion of Class B Shares,' 'Dividends, Distributions and Taxes,' 'Valuation of Shares' and 'General Information' for other differences among the three Classes.

--------------------------------------------------------------------------------
                       INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

OBJECTIVE


The Fund's investment objective is total return, consisting of long-term capital appreciation and current income. The Fund seeks to achieve its objective by utilizing a systematic investment strategy that actively allocates the Fund's assets among common stocks, U.S. Treasury Notes and U.S. Treasury Bills.


There can be no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate based upon changes in the value of its portfolio securities. The Fund's investment objective and certain investment limitations, as described in the Statement of Additional Information, are fundamental policies and may not be changed without shareholder approval. All other investment policies may be changed by the Trust's board of trustees without shareholder approval.

ASSET ALLOCATION STRATEGY

The Fund is designed for investors seeking total return during all economic and financial market cycles, with a degree of volatility lower than that of the equity market, utilizing a systematic, cost-effective approach to allocating assets among market segments. At the same time, the Fund provides individual investors a means of dealing with the difficulties often associated with asset allocation investing with an index component.


                             ---------------------
                               Prospectus Page 9

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PAINEWEBBER   TACTICAL ALLOCATION FUND

In seeking total return, the Fund follows an asset allocation strategy contemplating shifts (sometimes frequent) among the following Segments: (i) the Stock Segment, consisting primarily of the common stocks included in the S&P 500 Index and derivative instruments relating thereto, the performance of which, before deduction of operating expenses, is intended to replicate as closely as possible that of the S&P 500 Index; (ii) the Cash Segment, consisting of 30-day U.S. Treasury Bills; and (iii) the Note Segment, consisting of five-year U.S. Treasury Notes and derivative instruments relating thereto.

The Fund allocates its assets among the Segments in accordance with the Allocation Model. The emphasis of the Allocation Model is to avoid or lower exposure to the market in down economic cycles and to perform close to the broad market in periods of strongly positive market performance. The asset allocation mix for the Fund will be determined by Mitchell Hutchins at any given time on the basis of the recommendations of the Allocation Model, except as described below, which are determined in light of a quantitative assessment of the expected performance of the Segments. The Fund is not managed as a balanced portfolio, however, and may not maintain a portion of its investments in each of the Segments at all times. Except for limited amounts always held in the Cash Segment as described below, the Fund does not commit its assets simultaneously to the Cash Segment and the Note Segment. Thus, during the course of a business cycle, for example, the Fund may invest in the Stock Segment and the Cash Segment, in the Stock Segment and the Note Segment, solely in the Stock Segment, solely in the Cash Segment or solely in the Note Segment.

The Fund's assets are reallocated among the Segments at such times as are mandated by the Allocation Model based on changes in projected rates of return. If no reallocation is mandated, on the first business day of each month, any material amounts in each Segment in excess of the amount mandated by the Allocation Model resulting from appreciation or receipt of dividends, distributions, interest payments and proceeds from securities maturing are reallocated (or 'rebalanced') to the extent practicable among the Segments so as to reestablish the recommended allocation among the Segments.

Cash inflows to the Fund during a month are invested in, and cash outflows from the Fund during a month are derived from dispositions of assets in, each Segment on a pro rata basis. In order to manage the Fund's portfolio most effectively, cash flows into and out of the Stock Segment are managed to the extent practicable through the use of stock index options, stock index futures contracts and options on stock index futures contracts, as described below. Similarly, cash flows into and out of the Note Segment are managed to the extent practicable through the use of five-year U.S. Treasury Note futures contracts and options thereon. See 'Investment Strategies and Techniques -- Derivative Instruments' below.

The Fund deviates from the published recommendations of the Allocation Model only to the extent necessary (1) to maintain a limited amount of assets (not expected to exceed 2% of its total assets) in the Cash Segment in order to have highly liquid short-term securities available to pay Fund operating expenses and dividends and distributions on its shares and to meet anticipated redemptions of its shares and (2) to qualify as a regulated investment company for Federal income tax purposes. With regard to the latter, investors should be aware that in order to so qualify, the Fund must, among other things, derive less than 30% of its gross income from the sale or disposition of stocks, other securities and certain financial instruments held for less than three months. Thus, this requirement may preclude the Fund from reallocating its assets when otherwise mandated by the Allocation Model. In such event, the Fund would reallocate its assets in accordance with the then current recommendations of the Allocation Model as soon as the reallocation could be accomplished without jeopardizing the Fund's qualification as a regulated investment company.

TYPES OF PORTFOLIO INVESTMENTS

CASH SEGMENT. Assets committed to the Cash Segment are invested to the extent practicable in U.S. Treasury Bills having remaining maturities of 30 days or, if no such instruments are then available for purchase at favorable prices, these assets will be invested in U.S. Treasury Bills having remaining maturities as close as possible to 30 days. U.S. Treasury Bills are entitled to the full faith and credit of the U.S. Government as to payment of interest and principal.

NOTE SEGMENT. Assets committed to the Note Segment are invested to the extent practicable in (1) U.S. Treasury Notes having five years remain-

                             ---------------------
                               Prospectus Page 10

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PAINEWEBBER   TACTICAL ALLOCATION FUND

ing to maturity at the beginning of the then current calendar year or, if no such instruments are then available for purchase at favorable prices, these assets will be invested in U.S. Treasury Notes having remaining maturities as close as possible to five years at the beginning of the then current calendar year; and (2) five-year U.S. Treasury Note futures contracts and options thereon. U.S. Treasury Notes are entitled to the full faith and credit of the U.S. Government as to payment of interest and principal.

STOCK SEGMENT. With respect to assets committed to the Stock Segment, the Fund attempts to duplicate, before deduction of operating expenses, the investment results of the S&P 500 Index. The S&P 500 Index is an index compiled by Standard & Poor's Corporation ('S&P') that emphasizes large-capitalization companies. The Stock Segment is not managed according to traditional methods of 'active' investment management, which involve the buying and selling of securities based on economic, financial and market analysis and investment judgment. Instead, utilizing a 'passive' or 'indexing' investment approach, the Fund attempts in the Stock Segment to duplicate the investment performance of the S&P 500 Index through statistical procedures that involve holding substantially all 500 stocks in approximately the same relative proportions as they are represented in the S&P 500 Index, except as described below.

The S&P 500 Index is composed of 500 common stocks that are chosen by S&P on a statistical basis. The composition of the S&P 500 Index is determined by S&P based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representative of stocks in a particular industry group, and may be changed from time to time. Each stock in the S&P 500 Index is weighted by its market capitalization, which is the market price per share of the stock multiplied by the number of shares outstanding. While most of the stocks in the S&P 500 Index are issued by companies that are among the 500 largest companies in terms of market capitalization, some stocks are included for diversification and are not among the 500 largest market capitalization stocks. The inclusion of a stock in the S&P 500 Index in no way implies that S&P believes the stock to be an attractive investment.

While there can be no guarantee that the Stock Segment's investment results will precisely match those of the S&P 500 Index, Mitchell Hutchins believes that, before deduction of operating expenses, there will be a very high correlation between the returns generated by the Stock Segment and the S&P 500 Index. The Fund attempts to achieve a correlation between the performance of the Stock Segment and that of its benchmark index of at least 0.95, before deduction of operating expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Stock Segment's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500 Index. The Fund's ability to correlate the performance of the Stock Segment with the S&P 500 Index may be affected by, among other things, changes in securities markets, the manner in which the S&P 500 Index is calculated by S&P and the timing of purchases and redemptions. See 'Risk Factors and Special Considerations -- Index Investing and Open-End Investment Companies' below. Mitchell Hutchins monitors the correlation of the performance of the Stock Segment in relation to that of the S&P 500 Index under the supervision of the Board of Trustees. In the unlikely event that a high correlation is not achieved, the Board of Trustees will take appropriate steps based on the reasons for the lower than expected correlation. S&P is neither a sponsor of nor affiliated with the Fund.

INVESTMENT TECHNIQUES AND STRATEGIES

The Fund is authorized to engage in any one or more of the specialized investment techniques and strategies described below:

DERIVATIVE INSTRUMENTS. The Fund anticipates that the Note Segment and the Stock Segment will remain invested in five-year U.S. Treasury Notes or common stocks, respectively, to the degree mandated by the Allocation Model. The Fund may also invest its assets in stock index options, stock index futures contracts and options on stock index futures contracts (with respect to the Stock Segment) and five-year U.S. Treasury Note futures contracts and options thereon (with respect to the Note Segment) in order to invest temporarily uncommitted cash balances, to maintain liquidity to meet shareholder redemptions or, in the case of stock index options, to minimize trading costs. When the Fund has cash from net new sales of Fund shares or holds a disproportionate amount of its assets in the Cash Segment, it may enter into stock index futures or



                             ---------------------
                               Prospectus Page 11

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PAINEWEBBER   TACTICAL ALLOCATION FUND

options thereon or five-year U.S. Treasury Note futures contracts or options thereon to attempt to increase its exposure to the appropriate asset class prior to purchasing securities to the degree mandated by the Allocation Model. Strategies the Fund could use to accomplish this include entering into long futures contracts, writing put options and purchasing call options. When the Fund wishes to sell securities, because of shareholder redemptions or otherwise, it may use futures contracts or options to hedge against market risk until the sale can be completed. These strategies could include entering into short futures contracts, writing call options and purchasing put options. It is anticipated that the Fund will continue to close out positions in these instruments on at least a quarterly basis and reconstitute its portfolio with direct purchases or sales of securities in accordance with the then current recommendations of the Allocation Model. The Fund does not enter into futures contracts or options as part of a temporary defensive strategy, such as lowering the Stock Segment's investment in common stocks to protect against potential stock market declines, as this would be inconsistent with the Allocation Model. See 'Stock Index Options' and 'Futures Contracts and Options on Futures Contracts' below.

STOCK INDEX OPTIONS. The Fund may purchase and write put and call options on stock indexes listed on domestic securities exchanges (which indexes include securities held in the Fund's portfolio) as a means of pursuing the Stock Segment's exposure in equity markets without making direct purchases of equity securities.

A stock index measures the movement of a certain group of stocks by assigning relative values to the common stocks included in the index. Options on stock indexes are generally similar to options on specific securities. Unlike those on securities, however, options on stock indexes do not involve the delivery of an underlying security; the option in the case of an option on a stock index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date.

When the Fund writes an option on a stock index, it establishes a segregated account with its custodian in which the Fund deposits cash or cash equivalents or a combination of both in an amount equal to the market value of the option and maintains the account while the option is open. If the Fund has written a stock index option, it may terminate its obligation by effecting a closing purchase transaction, which is accomplished by purchasing an option of the same series as the option previously written.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Fund may enter into stock index futures contracts, and options on those contracts, as a means of temporarily increasing or decreasing the Stock Segment's exposure to equity markets in anticipation of purchases or sales of common stocks. Similarly, the Fund may enter into five-year U.S. Treasury Note futures contracts, and options on those contracts, as a means of temporarily increasing or decreasing the Note Segment's exposure to five-year U.S. Treasury Notes in anticipation of purchase or sales of these notes. A futures contract is an agreement to take or make delivery of an amount of cash equal to the difference between the value of the index or security at the beginning and at the end of the contract period. An option on a futures contract, in contrast to a direct investment in the contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time on or before the expiration date of the option.

The Fund may assume both 'long' and 'short' positions with respect to futures contracts. A long position involves entering into a futures contract to buy a commodity, whereas a short position involves entering into a futures contract to sell a commodity. In entering into futures contracts, the Fund is required to make initial 'margin' payments, which are payments in the nature of performance bonds or good faith deposits, and to make 'variation' margin payments from time to time as the values of the futures contracts fluctuate.

The Fund does not (1) enter into any futures contracts or options on futures contracts if, immediately after the transactions, the aggregate of margin deposits on all of the Fund's outstanding futures contracts and premiums paid on its outstanding options on futures contracts would exceed 5% of the market value of the total assets of the Fund after taking into account unrealized profits and losses on any futures contracts or options on futures contracts or (2) enter into any futures contracts or options on futures contracts if the aggregate of the market value of the


                             ---------------------
                               Prospectus Page 12

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PAINEWEBBER   TACTICAL ALLOCATION FUND

Fund's outstanding futures contracts and market value of the currencies and futures contracts subject to outstanding options written by the Fund would exceed 50% of the market value of the total assets of the Fund. Each short position in a futures or options contract entered into by the Fund is secured by the Fund's ownership of underlying securities. The Fund does not use leverage when it enters into long futures or options contracts; the Fund places in a segregated account with its custodian, or designated sub-custodian, with respect to each of its long positions cash or short-term U.S. Treasury Bills having a value equal to the underlying commodity value of the contract.

REPURCHASE AGREEMENTS. In order to manage cash flows resulting from the continuous sale and redemption of the Fund's shares, the Fund may engage in repurchase agreement transactions collateralized by U.S. Treasury obligations. Although the amount of the Fund's assets that may be invested in repurchase agreements terminable in less than seven days is not limited, repurchase agreements maturing in more than seven days, together with other illiquid securities, may not exceed 10% of the Fund's net assets. The Fund may engage in repurchase agreement transactions with certain member banks of the Federal Reserve System and with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than seven days) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the securities underlying a repurchase agreement of the Fund is monitored on an ongoing basis by Mitchell Hutchins to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. Mitchell Hutchins also monitors, on an ongoing basis to evaluate potential risks, the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. To secure prices or yields deemed advantageous at a particular time, the Fund may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. The Fund enters into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by the Fund may include securities purchased on a 'when, as and if issued' basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The Fund will establish with its custodian, or with a designated sub-custodian, a segregated account consisting of cash, securities issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities ('Government Securities') or other liquid high-grade debt obligations in an amount equal to the amount of its when-issued or delayed-delivery purchase commitments.

RISK FACTORS AND SPECIAL CONSIDERATIONS

Investing in the Fund involves risks and special considerations, such as those described below:

LIMITS OF ASSET ALLOCATION STRATEGY. Although it seeks total return, consisting of both capital appreciation and current income, in following its asset allocation strategy, the Fund may not achieve as high a level of either capital appreciation or current income as a fund that has only one of those objectives as its primary objective. In addition, qualification as a regulated investment company for federal income tax purposes may limit the Fund's ability to adhere rigidly to the recommendations of the Allocation Model. See 'Asset Allocation Strategy' above.

INVESTMENT IN COMMON STOCKS. Although the Allocation Model is designed to reduce the volatility inherent in a common stock portfolio, to the extent the Fund's assets are committed to the Stock Segement, the share price of the Fund can be expected to be volatile and investors should be able to tolerate sudden, sometimes substantial fluctuations in the value of their investment. Because of the risks associated with common stock investments, the Fund is intended to be a long term investment vehicle and is not designed to provide investors with a means of



                             ---------------------
                               Prospectus Page 13
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PAINEWEBBER   TACTICAL ALLOCATION FUND

speculating on short-term stock market movements.

INDEX INVESTING AND OPEN-END INVESTMENT COMPANIES. While the Fund through the Stock Segment attempts to replicate, before deduction of operating expenses, the investment results of the S&P 500 Index, the investment results of the Stock Segment generally are not identical to those of the designated index. Deviations from the performance of the S&P 500 Index may result from shareholder purchases and redemptions of shares of the Fund that occur daily, as well as from the expenses borne by the Fund. Shareholder purchases and redemptions result in daily net cash inflows to or outflows from the Fund. To the extent that a cash reserve is held to meet expected redemptions or pending investment in portfolio securities, to the extent that portfolio securities must be sold to meet redemption requests (with resulting brokerage costs), and to the extent that purchases and sales of portfolio securities are made to conform the Stock Segment's holdings more closely to the relative weightings of stocks in the S&P 500 Index in response to cash inflows or outflows and associated brokerage costs are incurred, these daily inflows or outflows of cash may increase the deviation between the Stock Segment's investment results and the price and yield performance of the S&P 500 Index.

INVESTMENT IN FOREIGN SECURITIES. Since the S&P 500 Index includes common stocks of foreign issuers, to the extent that Fund assets are committed to the Stock Segment, the Fund is subject to considerations and potential risks not typically associated with investing in securities issued exclusively by domestic corporations. The values of foreign investments are affected by changes in currency exchange rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Investments in foreign companies could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations.

STOCK INDEX OPTIONS. Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. If the Fund writes a stock index option, it may terminate its obligation by effecting a closing purchase transaction, which is accomplished by purchasing an option of the same series as the option previously written. The ability of the Fund to engage in closing purchase transactions with respect to stock index options depends on the existence of a liquid secondary market. Although the Fund generally purchases or writes stock index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the Fund desires to engage in such a transaction.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. In entering into transactions involving futures contracts and options on those contracts, the Fund is subject to a number of risks and special considerations. The successful use of futures contracts and options on those contracts draws upon Mitchell Hutchins' special skills and experience with respect to those instruments. Should markets move in an unexpected manner, the Fund may not achieve the anticipated benefits of futures contracts or options on those contracts and thus be in a less advantageous position than if those strategies had not been used. For a number of reasons, the price of futures may not correlate perfectly with the movement in the underlying index or security owing to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that would distort the normal relationship between the underlying index or security and the futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Owing to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the underlying index or security and movements in the price of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction.


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                               Prospectus Page 14

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PAINEWEBBER   TACTICAL ALLOCATION FUND

Certain futures contracts and options on futures contracts are subject to no daily price fluctuation limits so that adverse market movements could continue with respect to those instruments to an unlimited extent over a period of time.

The Fund's ability to dispose of its positions in futures contracts and options on those contracts depends on the availability of active markets in those instruments. Markets in options and futures with respect to a number of securities are relatively new and still developing. Mitchell Hutchins cannot now predict the amount of trading interest that may exist in the future in various types of futures contracts and options. Futures and options may be closed out only on the exchange on which the contract was entered (or a linked exchange) so that no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes described above. In addition, although the Fund anticipates that its options and futures transactions does not prevent the Fund from qualifying as a regulated investment company for federal income tax purposes, the Fund's ability to engage in options and futures transactions may be limited by this tax consideration. See 'Dividends, Distributions and Taxes -- Taxes.' In writing options, the Fund is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the Fund must purchase or deliver upon exercise of the option.

REPURCHASE AGREEMENTS. In entering into a repurchase agreement, the Fund bears a risk of loss in the event that the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. Securities purchased on a when-issued or delayed-delivery basis may expose the Fund to risk because the securities may experience fluctuations in value prior to their actual delivery. The Fund does not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself. Purchases of securities on a when-issued basis when the Fund is substantially fully invested may result in increased fluctuations in the Fund's net asset value per share.

PORTFOLIO TRANSACTIONS AND TURNOVER

The Board of Trustees of the Trust has determined that, to the extent consistent with applicable provisions of the 1940 Act and rules and exemptions thereunder, transactions for the Fund may be executed through PaineWebber if, in the judgment of Mitchell Hutchins, the use of PaineWebber is likely to result in price and execution at least as favorable to the Fund as those obtainable through other qualified broker-dealers, and if, in the transaction, PaineWebber charges the Fund a fair and reasonable rate consistent with that charged to comparable unaffiliated customers in similar transactions.

The Fund retains the right to sell securities in accordance with recommendations generated by the Allocation Model irrespective of how long they have been held. For the fiscal years ended August 31, 1995 and August 31, 1994, the Fund's portfolio turnover rates were 53.02% and 4.17%, respectively. An annual turnover rate of 100% would occur if all of the securities held by the Fund are replaced once during a period of one year. Higher portfolio turnover rates can result in corresponding increases in transaction costs, may make it more difficult for the Fund to qualify as a regulated investment company for federal income tax purposes and may cause shareholders of the Fund to recognize gains for federal income tax purposes. See 'Dividends, Distributions and Taxes -- Taxes.'

Assuming that the Allocation Model does not recommend a reallocation of assets among the Segments, securities are sold from the Stock Segment only to reflect certain administrative changes in the S&P 500 Index (including mergers or changes in the composition of the S&P 500 Index) or to accommodate cash flows into and out of the Fund while maintaining the similarity of the Stock Segment to its benchmark. Similarly, assets are purchased or sold for each Segment monthly, as described above, in order to accommodate cash flows and to rebalance assets among the Segments.


                             ---------------------
                               Prospectus Page 15

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                                   PURCHASES
--------------------------------------------------------------------------------

GENERAL. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares approximately six years after issuance. Class C shares are sold without an initial sales charge but are subject to a 1% contingent deferred sales charge for redemptions made within one year and to higher ongoing expenses than Class A shares and do not convert into another Class. See 'Flexible Pricing System' and 'Conversion of Class B Shares.'

Shares of the Fund are available through PaineWebber and its correspondent firms or, for shareholders who are not PaineWebber clients, through the Transfer Agent. Investors may contact a local PaineWebber office to open an account. The minimum initial investment is $1,000, and the minimum for additional purchases is $100. These minimums may be waived or reduced for investments by employees of PaineWebber or its affiliates, certain pension plans and retirement accounts and participants in the Fund's automatic investment plan. Purchase orders will be priced at the net asset value per share next determined (see 'Valuation of Shares') after the order is received by PaineWebber's New York City offices or by the Transfer Agent, plus any applicable sales charge for Class A shares. The Fund and Mitchell Hutchins reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time.

When placing purchase orders, investors should specify whether the order is for Class A, Class B or Class C shares. All share purchase orders that fail to specify a Class will automatically be invested in Class A shares.

PURCHASES THROUGH PAINEWEBBER OR CORRESPONDENT FIRMS. Purchases through PaineWebber investment executives or correspondent firms may be made in person or by mail, telephone or wire; the minimum wire purchase is $1 million. Investment executives and correspondent firms are responsible for transmitting purchase orders to PaineWebber's New York City offices promptly. Investors may pay for purchases with checks drawn on U.S. banks or with funds held in brokerage accounts at PaineWebber or its correspondent firms. Payment is due on the third Business Day after the order is received at PaineWebber's New York City offices. A 'Business Day' is any day, Monday through Friday, on which the New York Stock Exchange, Inc. ('NYSE') is open for business.

PURCHASES THROUGH THE TRANSFER AGENT. Investors who are not PaineWebber clients may purchase shares of the Fund through the Transfer Agent. Shares of the Fund may be purchased, and an account with the Fund established, by completing and signing the purchase application at the end of this Prospectus and mailing it, together with a check to cover the purchase, to the Transfer Agent: PFPC Inc.,
Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, Delaware 19899. Subsequent investments need not be accompanied by an application.

INITIAL SALES CHARGE -- CLASS A SHARES.   The public offering price of Class A
shares is the next determined net asset value, plus any applicable sales charge, which will vary with the size of the purchase as shown in the table below.

Mitchell Hutchins may at times agree to reallow higher discounts to PaineWebber, as exclusive dealer for the Fund's shares, than those shown in the table below. To the extent PaineWebber or any dealer receives 90% or more of the sales charge, it may be deemed an 'underwriter' under the 1933 Act.

                        INITIAL SALES CHARGE SCHEDULE --
                                 CLASS A SHARES

                         SALES CHARGE AS A PERCENTAGE     DISCOUNT TO
                                      OF                SELECTED DEALERS
                         -----------------------------  AS A PERCENTAGE
                         OFFERING  NET AMOUNT INVESTED    OF OFFERING
   AMOUNT OF PURCHASE     PRICE     (NET ASSET VALUE)        PRICE
------------------------ --------  -------------------  ----------------
Less than $50,000          4.50%           4.71%              4.25%
$50,000 to  $99,999        4.00            4.17               3.75
$100,000 to $249,999       3.50            3.63               3.25
$250,000 to $499,999       2.50            2.56               2.25
$500,000 to $999,999       1.75            1.78               1.50
$1,000,000 and over (1)    None            None               1.00

------------------------

(1) Mitchell Hutchins pays compensation to PaineWebber out of its own resources.



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                               Prospectus Page 16
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PAINEWEBBER   TACTICAL ALLOCATION FUND


SALES CHARGE WAIVERS -- CLASS A SHARES. Class A shares of the Fund are available without a sales charge through exchanges for Class A shares of most other PaineWebber mutual funds. See 'Exchanges.' In addition, Class A shares may be purchased without a sales charge by employees, directors and officers of PaineWebber or its affiliates, directors or trustees and officers of any PaineWebber mutual fund, their spouses, parents and children and advisory clients of Mitchell Hutchins. Class A shares may also be purchased without a sales charge by employee benefit plans qualified under section 401 or 403(b) of the Internal Revenue Code (the 'Code'), including salary reduction plans qualified under section 401(k) of the Code, subject to minimum requirements established by Mitchell Hutchins with respect to number of employees or amount of purchase. Currently, the employers establishing the plan must have 100 or more eligible employees or the amount invested or to be invested during the subsequent 13-month period in the Fund or any other PaineWebber mutual fund must total at least $1 million. If investments by an employee benefit plan without a sales charge are made through a dealer (including PaineWebber) who has executed a dealer agreement with Mitchell Hutchins, Mitchell Hutchins may make a payment, out of its own resources, to the dealer in an amount not to exceed 1% of the amount invested.

Class A shares also may be purchased without a sales charge if the purchase is made through a PaineWebber investment executive who formerly was employed as a broker with another firm registered as a broker-dealer with the SEC, provided
(1) the purchaser was the investment executive's client at the competing brokerage firm, (2) within 90 days of the purchase of Class A shares the purchaser redeemed shares of one or more mutual funds for which that competing firm or its affiliates was principal underwriter, provided the purchaser either paid a sales charge to invest in those funds, paid a contingent deferred sales charge upon redemption or held shares of those funds for the period required not to pay the otherwise applicable contingent deferred sales charge and (3) the total amount of shares of all PaineWebber mutual funds purchased under this sales charge waiver does not exceed the amount of the purchaser's redemption proceeds from the competing firm's funds. To take advantage of this waiver, an investor must provide satisfactory evidence that all the above-noted conditions are met. Qualifying investors should contact their PaineWebber investment executives for more information.

Certificate holders of unit investment trusts ('UITs') sponsored by PaineWebber may acquire Class A shares of the Fund without regard to minimum investment requirements and without sales charges by electing to have dividends and other distributions from their UIT investment automatically invested in Class A shares.

CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES. Purchases of Class A shares of $1 million or more may be made without a sales charge. Purchases of Class A shares of two or more PaineWebber mutual funds may be combined for the purpose, and the right of accumulation also applies to such purchases. See 'Reduced Sales Charge Plans -- Class A Shares' below. If a shareholder redeems any Class A shares that were purchased without a sales charge by reason of a purchase of $1 million or more within one year after the date of purchase, a contingent deferred sales charge will be applied to the redemption. The Class A contingent deferred sales charge will be equal to 1% of the lower of (a) the net asset value of the shares at the time of purchase or (b) the net asset value of the shares at the time of redemption. Class A shares of the Fund held one year or longer, and Class A shares of the Fund acquired through reinvestment of dividends or capital gains distributions will not be subject to this contingent deferred sales charge. The contingent deferred sales charge for Class A shares of the Fund will be waived for redemptions in connection with the systematic withdrawal plan, subject to the limitations described below under 'Other Services and Information -- Systematic Withdrawal Plan.' This contingent deferred sales charge does not apply to redemptions of Class A shares purchased prior to November 10, 1995.

Class A shares of the Fund that are purchased without a sales charge may be exchanged for Class A shares of another PaineWebber mutual fund without the imposition of a contingent deferred sales charge, although contingent deferred sales charges may apply to the Class A shares acquired through an exchange. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on the redemption. The



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PAINEWEBBER   TACTICAL ALLOCATION FUND

amount of any contingent deferred sales charge will be paid to Mitchell
Hutchins.

REDUCED SALES CHARGE PLANS -- CLASS A SHARES. If an investor or eligible group of related Fund investors purchases Class A shares of the Fund concurrently with Class A shares of other PaineWebber mutual funds, the purchases may be combined to take advantage of the reduced sales charge applicable to larger purchases. In addition, the right of accumulation permits a Fund investor or eligible group of related Fund investors to pay the lower sales charge applicable to larger purchases by basing the sales charge on the dollar amount of Class A shares currently being purchased, plus the net asset value of the investor's or group's total existing Class A shareholdings in other PaineWebber mutual funds.

An 'eligible group of related Fund investors' includes an individual, the individual's spouse, parents and children, the individual's individual retirement account ('IRA'), certain companies controlled by the individual and employee benefit plans of those companies, and trusts or Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by the individual or eligible group of individuals for the benefit of the individual and/or the individual's spouse, parents or children. The term also includes a group of related employers and one or more qualified retirement plans of such employers. For more information, an investor should consult the Statement of Additional Information or contact a PaineWebber investment executive or correspondent firm or the Transfer Agent.

CONTINGENT DEFERRED SALES CHARGE -- CLASS B SHARES. The public offering price of the Class B shares of the Fund is the next determined net asset value, and no initial sales charge is imposed. A contingent deferred sales charge, however, is imposed upon certain redemptions of Class B shares.

Class B shares that are redeemed will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents (1) reinvestment of dividends or capital gain distributions or (2) shares redeemed more than six years after their purchase. Otherwise, redemptions of Class B shares will be subject to a contingent deferred sales charge. The amount of any applicable contingent deferred sales charge will be calculated by multiplying the lower of (a) the net asset value of the shares at the time of purchase or
(b) the net asset value of the shares at the time of redemption by the applicable percentage shown in the table below:

                                       CONTINGENT DEFERRED
             REDEMPTION                    SALES CHARGE
               DURING                       APPLICABLE
------------------------------------   --------------------
1st Year Since Purchase.............            5%
2nd Year Since Purchase.............            4
3rd Year Since Purchase.............            3
4th Year Since Purchase.............            2
5th Year Since Purchase.............            2
6th Year Since Purchase.............            1
7th Year Since Purchase.............           None

In determining the applicability and rate of any contingent deferred sales charge, it will be assumed that a redemption is made first of Class B shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The holding period of Class B shares acquired through an exchange with another PaineWebber mutual fund will be calculated from the date that the Class B shares were initially acquired in one of the other PaineWebber funds, and Class B shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. This will result in any contingent deferred sales charge being imposed at the lowest possible rate. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, realized on the redemption. The amount of any contingent deferred sales charge will be paid to Mitchell Hutchins.

SALES CHARGE WAIVERS -- CLASS B SHARES. The contingent deferred sales charge will be waived for exchanges, as described below, and for redemptions in connection with the Fund's systematic withdrawal plan; In addition, the contingent deferred sales charge will be waived for a total or partial redemption made within one year of the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death. The contingent deferred sales charge will also be waived in connection with a lump-sum or other distribution in the case of an IRA, a self-employed individual retirement plan (so-called 'Keogh Plan') or a custodial account


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                               Prospectus Page 18

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PAINEWEBBER   TACTICAL ALLOCATION FUND


under Section 403(b) of the Internal Revenue Code following attainment of age 591/2; any total or partial redemption resulting from a distribution following retirement in the case of a tax-qualified retirement plan; and a redemption resulting from a tax-free return of an excess contribution to an IRA.

Contingent deferred sales charge waivers will be granted subject to confirmation (by PaineWebber in the case of shareholders who are PaineWebber clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

PURCHASES OF CLASS C SHARES. The public offering price of the Class C shares is the next determined net asset value. No initial or contingent deferred sales charge is imposed.

CONTINGENT DEFERRED SALES CHARGE -- CLASS C SHARES. If a shareholder redeems Class C shares within a year after the date of the purchase, a contingent deferred sales charge will be applied to the redemption. The contingent deferred sales charge on Class C shares will be equal to 1.00% of the lower of: (a) the net asset value of the shares at the time of purchase or (b) the net asset value of the shares at the time of redemption. Class C shares of the Fund held one year or longer and Class C shares of the Fund acquired through reinvestment of dividends or capital gains distributions will not be subject to the contingent deferred sales charge. The contingent deferred sales charge for Class C shares of the Fund will be waived for redemptions in connection with the systematic withdrawal plan, subject to the limitations described below under 'Other Services and Information -- Systematic Withdrawal Plan.' This contingent deferred sales charge does not apply to redemptions of Class C shares purchased prior to November 10, 1995.

Class C shares of the Fund that are purchased without a sales charge may be exchanged for Class C shares of another PaineWebber mutual fund without the imposition of a contingent deferred sales charge, although contingent deferred sales charges may apply to the Class C shares acquired through an exchange. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on the redemption. The amount of any contingent deferred sales charge will be paid to Mitchell Hutchins.

--------------------------------------------------------------------------------
                                   EXCHANGES
--------------------------------------------------------------------------------

Shares of the Fund may be exchanged for shares of the corresponding Class of the PaineWebber mutual funds listed below, or may be acquired through an exchange of shares of the corresponding Class of those funds. No initial sales charge is imposed on the shares being acquired, and no contingent deferred sales charge is imposed on the shares being disposed of, through an exchange. However, contingent deferred sales charges may apply to redemptions of Class B shares of PaineWebber mutual funds acquired through an exchange. Exchanges may be subject to minimum investment requirements of the fund into which exchanges are made.

Exchanges are permitted between the Fund and other PaineWebber mutual funds, including:

INCOME FUNDS

      PW Global Income Fund

      PW High Income Fund

      PW Investment Grade Income Fund

      PW Low Duration U.S. Government
          Income Fund

      PW Strategic Income Fund

      PW U.S. Government Income Fund

TAX-FREE INCOME FUNDS

      PW California Tax-Free Income Fund

      PW Municipal High Income Fund

      PW National Tax-Free Income Fund

      PW New York Tax-Free Income Fund



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                               Prospectus Page 19

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PAINEWEBBER   TACTICAL ALLOCATION FUND



GROWTH FUNDS

      PW Capital Appreciation Fund

      PW Emerging Markets Equity Fund

      PW Global Equity Fund

      PW Growth Fund

      PW Regional Financial Growth Fund

      PW Small Cap Value Fund

      PW Small Cap Growth Fund

GROWTH AND INCOME FUNDS

      PW Balanced Fund

      PW Growth and Income Fund

      PW Utility Income Fund

PAINEWEBBER MONEY MARKET FUND

PaineWebber clients must place exchange orders through their PaineWebber investment executives or correspondent firms unless the shares to be exchanged are held in certificated form. Shareholders who are not PaineWebber clients or who hold their shares in certificated form must place exchange orders in writing with the Transfer Agent: PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, Delaware 19899. All exchanges will be effected based on the relative net asset values per share next determined after the exchange order is received at PaineWebber's New York City offices or by the Transfer Agent. See 'Valuation of Shares.' Shares of the Fund purchased through PaineWebber or its correspondent firms may be exchanged only after the settlement date has passed and payment for such shares has been made.

OTHER EXCHANGE INFORMATION. This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such notice is required by SEC rules. See the Statement of Additional Information for further details. This exchange privilege is available only in those jurisdictions where the sale of the PaineWebber mutual fund shares to be acquired may be legally made. Before making any exchange, shareholders should contact their PaineWebber investment executives or correspondent firms or the Transfer Agent to obtain more information and prospectuses of the PaineWebber mutual funds to be acquired through the exchange.

--------------------------------------------------------------------------------
                                  REDEMPTIONS
--------------------------------------------------------------------------------

As described below, Fund shares may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge) and redemption proceeds will be paid after receipt of a redemption request as described below. PaineWebber clients may redeem non-certificated shares through PaineWebber or its correspondent firms; all other shareholders must redeem through the Transfer Agent. If a redeeming shareholder owns shares of more than one Class, the shares will be redeemed in the following order unless the shareholder specifically requests otherwise: Class C shares, then Class A shares, and finally Class B shares.

REDEMPTION THROUGH PAINEWEBBER OR CORRESPONDENT FIRMS. PaineWebber clients may submit redemption requests to their investment executives or correspondent firms in person or by telephone, mail or wire. As the Fund's agent, PaineWebber may honor a redemption request by repurchasing Fund shares from a redeeming shareholder at the shares' net asset value next determined after receipt of the request by PaineWebber's New York City offices. Within three Business Days after receipt of the request, repurchase proceeds (less any applicable contingent deferred sales charge) will be paid by check or credited to the shareholder's brokerage account at the election of the shareholder. PaineWebber investment executives and correspondent firms are responsible for promptly forwarding redemption requests to PaineWebber's New York City offices.

PaineWebber reserves the right not to honor any redemption request, in which case PaineWebber promptly will forward the request to the Transfer Agent for treatment as described below.

REDEMPTION THROUGH THE TRANSFER AGENT. Fund shareholders who are not PaineWebber clients or who wish to redeem certificated shares must


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                               Prospectus Page 20

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PAINEWEBBER   TACTICAL ALLOCATION FUND

redeem their shares through the Transfer Agent by mail; other shareholders also may redeem Fund shares through the Transfer Agent. Shareholders should mail redemption requests directly to the Transfer Agent: PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, Delaware 19899. A redemption request will be executed at the net asset value next computed after it is received in 'good order' and redemption proceeds will be paid within seven days of the receipt of the request. 'Good order' means that the request must be accompanied by the following: (1) a letter of instruction or a stock assignment specifying the number of shares or amount of investment to be redeemed (or that all shares credited to a Fund account be redeemed), signed by all registered owners of the shares in the exact names in which they are registered, (2) a guarantee of the signature of each registered owner by an eligible institution acceptable to the Transfer Agent and in accordance with SEC rules, such as a commercial bank, trust company or member of a recognized stock exchange, (3) other supporting legal documents for estates, trusts, guardianships, custodianships, partnerships and corporations and (4) duly endorsed share certificates, if any. Shareholders are responsible for ensuring that a request for redemption is received in 'good order.'

ADDITIONAL INFORMATION ON REDEMPTIONS. A shareholder who holds non-certificated Fund shares may have redemption proceeds of $1 million or more wired to the shareholder's PaineWebber brokerage account or a commercial bank account designated by the shareholder. Questions about this option, or redemption requirements generally, should be referred to the shareholder's PaineWebber investment executive or correspondent firm, or to the Transfer Agent if the shares are not held in a PaineWebber brokerage account. If a shareholder requests redemption of shares which were purchased recently, the Fund may delay payment until it is assured that good payment has been received. In the case of purchases by check, this can take up to 15 days.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to redeem all Fund shares in any shareholder account of less than $500 net asset value. If the Fund elects to do so, it will notify the shareholder and provide the shareholder the opportunity to increase the amount invested to $500 or more within 60 days of the notice. The Fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.

Shareholders who have redeemed Class A shares may reinstate their Fund account without a sales charge up to the dollar amount redeemed by purchasing Class A Fund shares within 365 days of the redemption. To take advantage of this reinstatement privilege, shareholders must notify their PaineWebber investment executive or correspondent firm at the time the privilege is exercised.

--------------------------------------------------------------------------------
                          CONVERSION OF CLASS B SHARES
--------------------------------------------------------------------------------

A shareholder's Class B shares will automatically convert to Class A shares approximately six years after the date of issuance, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. The conversion will be effected at the relative net asset values per share of the two Classes on the first Business Day of the month in which the sixth anniversary of the issuance of the Class B shares occurs. See 'Valuation of Shares.' If a shareholder effects one or more exchanges among Class B shares of the PaineWebber mutual funds during the six-year period, the holding periods for the shares so exchanged will be counted toward the six-year period.


                             ---------------------
                               Prospectus Page 21

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PAINEWEBBER   TACTICAL ALLOCATION FUND

--------------------------------------------------------------------------------
                         OTHER SERVICES AND INFORMATION
--------------------------------------------------------------------------------

Investors interested in the services described below should consult their PaineWebber investment executives or correspondent firms or call the Transfer Agent toll-free at 1-800-647-1568.

AUTOMATIC INVESTMENT PLAN. Shareholders may purchase shares of the Fund through an automatic investment plan, under which an amount specified by the shareholder of $50 or more each month will be sent to the Transfer Agent from the shareholder's bank for investment in the Fund. In addition to providing a convenient and disciplined manner of investing, participation in the automatic investment plan enables the investor to use the technique of 'dollar cost averaging.' When under the plan a shareholder invests the same dollar amount each month, the shareholder will purchase more shares when the Fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, a shareholder's average purchase price per share over any given period will be lower than if the shareholder purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, since the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of low price levels.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders who own Class A or Class C shares with a value of $5,000 or more or non-certificated Class B shares with a value of $20,000 or more may have PaineWebber redeem a portion of their shares monthly, quarterly or semi-annually under the systematic withdrawal plan. No contingent deferred sales charge will be imposed on such withdrawals for Class B shares. The minimum amount for all withdrawals of Class A or Class C shares is $100, and minimum monthly, quarterly and semi-annual withdrawal amounts for Class B shares are $200, $400 and $600, respectively. Quarterly withdrawals are made in March, June, September and December, and semi-annual withdrawals are made in June and December. A Class B shareholder may not withdraw an amount exceeding 12% annually of his or her 'Initial Account Balance,' a term that means the value of the Fund account at the time the shareholder elects to participate in the systematic withdrawal plan. A shareholder's participation in the systematic withdrawal plan will terminate automatically if the Initial Account Balance (plus the net asset value on the date of purchase of Fund shares acquired after the election to participate in the systematic withdrawal plan), less aggregate redemptions made other than pursuant to the systematic withdrawal plan, is less than $20,000 in the case of Class B shares and $5,000 in the case of Class A or Class C shares. No contingent deferred sales charge will be imposed on such withdrawals within the first year after purchase for Class A shares purchased pursuant to the sales charge waiver for purchases of $1 million or more or Class C shares, provided that the Class A or Class C shareholder does not withdraw an amount exceeding 12% in the first year after purchase of his or her Initial Account Balance. Shareholders who receive dividends or other distributions in cash may not participate in the systematic withdrawal plan. Purchases of additional Fund shares concurrently with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, sales charges.

INDIVIDUAL RETIREMENT ACCOUNTS. Shares of the Fund may be purchased through IRAs available through the Fund. In addition, a Self-Directed IRA is available through PaineWebber under which investments may be made in the Fund as well as in other investments available through PaineWebber. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.

TRANSFER OF ACCOUNTS. If a shareholder holding shares of the Fund in a PaineWebber brokerage account transfers his brokerage account to another firm, the Fund shares normally will be transferred to an account with the Transfer Agent. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the Fund, the shareholder may be able to hold Fund shares in an account with the other firm.


                             ---------------------
                               Prospectus Page 22

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PAINEWEBBER   TACTICAL ALLOCATION FUND
--------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income and distributions of net realized capital gains of the Fund, if any, are distributed annually. Unless a shareholder instructs the Fund that dividends and capital gains distributions on shares of any Class should be paid in cash and credited to the shareholder's Account, dividends and capital gains distributions are reinvested automatically at net asset value in additional shares of the same Class. The Fund is subject to a 4% nondeductible excise tax measured with respect to certain undistributed amounts of net investment income and capital gains. If necessary to avoid the imposition of this tax, and if in the best interests of its shareholders, the Fund will declare and pay dividends of its net investment income and distributions of its net capital gains more frequently than stated above. The per share dividends and distributions on Class A shares are higher than those on Class B and Class C shares, as a result of the distribution fees borne by Class B and Class C shares. Dividends on each Class also might be affected differently by the allocation of other Class-specific expenses. See 'Fee Table,' 'Purchase of Shares,' 'Distributor' and 'General Information.'

TAXES. The Fund has qualified for the fiscal year ended August 31, 1995 to be treated as a regulated investment company within the meaning of the Code and intends to qualify for this treatment for each year. To qualify as a regulated investment company for federal income tax purposes, the Fund limits its income and investments so that (1) less than 30% of its gross income is derived from the sale or disposition of stocks, other securities and certain financial instruments (including certain forward contracts) that were held for less than three months and (2) at the close of each quarter of the taxable year (a) not more than 25% of the market value of the Fund's total assets is invested in the securities (other than Government Securities) of a single issuer or of two or more issuers controlled by the Fund that are engaged in the same or similar trades or businesses or in related trades or businesses and (b) at least 50% of the market value of the Fund's total assets is represented by (i) cash and cash items, (ii) Government Securities and (iii) other securities limited in respect of any one issuer to an amount not greater in value than 5% of the market value of the Fund's total assets and to not more than 10% of the outstanding voting securities of the issuer. The requirements for qualification may cause the Fund to restrict the degree to which it sells or otherwise disposes of stocks, other securities and certain financial instruments held for less than three months. If the Fund qualifies as a regulated investment company and meets certain distribution requirements, the Fund will not be subject to federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders.

Dividends paid by the Fund out of net investment income and distributions of net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional Fund shares. Distributions of net realized long-term capital gains are taxable to shareholders as long-term capital gain, regardless of how long shareholders have held their shares and whether the distributions are received in cash or reinvested in additional shares. Dividends and distributions paid by the Fund generally do not qualify for the federal dividends received deduction for corporate shareholders.

Statements as to the tax status of each Fund shareholder's dividends and distributions are mailed annually. Shareholders also receive, as appropriate, various written notices after the close of the Fund's taxable year regarding the tax status of certain dividends and distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year, including the amount of dividends that represent interest derived from Government Securities.

Shareholders are urged to consult their tax advisors regarding the application of federal, state, local and foreign tax laws to their specific situations before investing in the Fund.


                             ---------------------
                               Prospectus Page 23
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PAINEWEBBER   TACTICAL ALLOCATION FUND

--------------------------------------------------------------------------------
                              VALUATION OF SHARES
--------------------------------------------------------------------------------

Each Class' net asset value per share is calculated by      , the Fund's
custodian, on each day, Monday through Friday, except that net asset value is not computed on a day in which no orders to purchase, sell, exchange or redeem Fund shares have been received, any day on which there is not sufficient trading in the Fund's portfolio securities that the Fund's net asset values per share might be materially affected by changes in the value of such portfolio securities or on days on which the NYSE is not open for trading. The NYSE is currently scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday when one of those holidays falls on a Saturday or on the subsequent Monday when one of those holidays falls on a Sunday.

Net asset value per share of a Class is determined as of the close of regular trading on the NYSE, and is computed by dividing the value of the Fund's net assets attributable to that Class by the total number of shares outstanding of that Class. Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined by or under the direction of the Trustees.

A security that is primarily traded on a stock exchange is valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price. Short-term investments that mature in 60 days or less are valued on the basis of amortized cost (which involves valuing an investment at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the investment) when the Board of Trustees has determined that amortized cost represents fair value. An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract is equal to the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Board of Trustees.

--------------------------------------------------------------------------------
                                   MANAGEMENT
--------------------------------------------------------------------------------

The Trust's board of trustees, as part of its overall management responsibility, oversees various organizations responsible for the Fund's day-to-day management. Mitchell Hutchins, the Fund's investment adviser and administrator, supervises all aspects of the Fund's operations. Mitchell Hutchins receives a monthly fee for its services, computed daily and payable monthly, at an annual rate of .50% of the Fund's average daily net assets on assets up to but not including $250 million and .45% thereafter.

The Fund incurs other expenses and, for the fiscal year ended August 31, 1995, the Fund's total expenses for its Class A and Class C shares, stated as a percentage of average net assets were 1.46% and 2.22%, respectively.

Mitchell Hutchins is located at 1285 Avenue of the Americas, New York, New York 10019. It is a wholly owned subsidiary of PaineWebber, which is in turn a wholly owned subsidiary of Paine Webber Group Inc., a publicly owned financial


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                               Prospectus Page 24

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PAINEWEBBER   TACTICAL ALLOCATION FUND

services holding company. As of November 30, 1995, Mitchell Hutchins was adviser or sub-adviser of 38 investment companies with 70 separate portfolios and aggregate assets of over $29.6 billion.

As the Fund's investment adviser, Mitchell Hutchins manages the Fund's portfolio in accordance with the investment objective and stated policies of the Fund and makes investment decisions for the Fund. Mitchell Hutchins also provides the Fund with investment officers who are authorized by the Trustees to determine purchases and sales of securities on behalf of the Fund and employs a professional staff of portfolio managers who draw upon a variety of sources for research information for the Fund.

T. Kirkham Barneby is responsible for the asset allocation decisions for the Fund. Mr. Barneby is a Managing Director and Chief Investment Officer -- Quantitative Investments of Mitchell Hutchins. Mr. Barneby rejoined Mitchell Hutchins in 1994, after being with Vantage Global Management for one year. During the eight years that Mr. Barneby was previously with Mitchell Hutchins, he was Senior Vice President responsible for quantitative management and asset allocation models. Before joining Mitchell Hutchins, Mr. Barneby served as Director of Pension Investment Strategy at the Continental Group in Stamford, Connecticut and has held positions in the Economics Department at both Citibank, N.A. and Merrill Lynch.

Although investment decisions for the Fund are made independently from those of the other accounts managed by Mitchell Hutchins, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by Mitchell Hutchins are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales are allocated in a manner believed by Mitchell Hutchins to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

Mitchell Hutchins investment personnel may engage in securities transactions for their own accounts pursuant to each firm's code of ethics that establishes procedures for personal investing and restricts certain transactions.

DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins is the distributor of Fund shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to the Class A shares, Class B shares and Class C shares ('Class A Plan,' 'Class B Plan' and 'Class C Plan,' collectively, 'Plans'), the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of each Class of shares. The Fund pays Mitchell Hutchins monthly distribution fees at the annual rate of 0.75% of the average daily net assets of the Class B shares and Class C shares.

Under all three Plans, Mitchell Hutchins uses the service fees primarily to pay PaineWebber for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in the Fund by PaineWebber clients. PaineWebber passes on a portion of these fees to its investment executives to compensate them for shareholder servicing that they perform and retains the remainder to offset its own expenses in servicing and maintaining shareholder accounts. These expenses may include costs of the PaineWebber branch office in which the investment executive is based, such as rent, communications equipment, employee salaries and other overhead costs.

Mitchell Hutchins uses the distribution fees under the Class B and Class C Plans to offset the commissions it pays to PaineWebber for selling the Fund's Class B and Class C shares. PaineWebber passes on to its investment executives a portion of these commissions and retains the remainder to offset its expenses in selling Class B and Class C shares. These expenses may include the branch office costs noted above. In addition, Mitchell Hutchins uses the distribution fees under the Class B and Class C Plans to offset the Fund's marketing costs attributable to such Classes, such as preparation of sales literature, advertising and printing and distributing prospectuses and other shareholder materials to prospective investors. Mitchell Hutchins also may use the distribution fees to pay additional compensation to PaineWebber and other costs allocated to Mitchell Hutchins' and PaineWebber's distribution activities, including employee salaries, bonuses and other overhead expenses.

Mitchell Hutchins expects that, from time to time, PaineWebber will pay shareholder servicing fees and sales commissions to its investment executives at the time of sale of Class C shares of the Fund. If PaineWebber makes such payments, it will retain the service and distribution fees on


                             ---------------------
                               Prospectus Page 25

--------------------------------------------------------------------------------
PAINEWEBBER   TACTICAL ALLOCATION FUND

Class C shares until it has been reimbursed for its sales commissions and thereafter will pass a portion of the service and distribution fees on Class C shares on to its investment executives.

Mitchell Hutchins receives the proceeds of the initial sales charge paid upon the purchase of Class A shares and the contingent deferred sales charge paid upon certain redemptions of Class B shares, and may use these proceeds for any of the distribution expenses described above. See 'Purchases'.

During the period they are in effect, the Plans and related distribution contracts pertaining to each Class of shares ('Distribution Contracts') obligate the Fund to pay service and distribution fees to Mitchell Hutchins as compensation for its service and distribution activities, not as reimbursement for specific expenses incurred. Thus, even if Mitchell Hutchins' expenses exceed its service or distribution fees, the Fund will not be obligated to pay more than those fees and, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. The Fund will pay the service and distribution fees to Mitchell Hutchins until either the applicable Plan or Distribution Contract is terminated or not renewed. In that event, Mitchell Hutchins' expenses in excess of service and distribution fees received or accrued through the termination date will be Mitchell Hutchins' sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of the Fund's Plans, the board of trustees will review the Plan and Mitchell Hutchins' corresponding expenses for each Class separately from the Plans and corresponding expenses for the other two Classes.

--------------------------------------------------------------------------------
                            PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The Fund performs a standardized computation of annualized total return and may show this return in advertisements or promotional materials. Standardized return shows the change in value of an investment in the Fund as a steady compound annual rate of return. Actual year-by-year returns fluctuate and may be higher or lower than standardized return. Standardized return for Class A shares reflects deduction of the Fund's maximum initial sales charge at the time of purchase, and standardized return for Class B and Class C shares reflect deduction of the applicable contingent deferred sales charge imposed on a redemption of shares held for the period. One-, five- and ten-year periods will be shown, unless the class has been in existence for a shorter period. Total return calculations assume reinvestment of dividends and other distributions.

The Fund may use other total return presentations in conjunction with standardized return. These may cover the same or different periods as those used for standardized return and may include cumulative returns, average annual rates, actual year-by-year rates or any combination thereof. Non-standardized return does not reflect initial or contingent deferred sales charges and would be lower if such charges were included.

The Fund will include performance data for Class A, Class B and Class C shares in any advertisements or promotional materials including Fund performance data. Total return and yield information reflects past performance and does not necessarily indicate future results. Investment return and principal values will fluctuate, and proceeds upon redemption may be more or less than a shareholder's cost.


                             ---------------------
                               Prospectus Page 26

--------------------------------------------------------------------------------
PAINEWEBBER   TACTICAL ALLOCATION FUND

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

ORGANIZATION OF THE TRUST. The Trust was formed as a business trust pursuant to a Declaration of Trust, as amended from time to time (the 'Declaration'), under the laws of The Commonwealth of Massachusetts on March 28, 1991. The Fund commenced operations on July 22, 1992. The Declaration authorizes the Trust's Board of Trustees to create separate series, and within each series separate Classes, of an unlimited number of shares of beneficial interest, par value $.001 per share. As of the date of this Prospectus, the Trustees have established several such series, representing interests in the Fund described in this Prospectus and in several other series.

When issued, Fund shares will be fully paid and non-assessable. Shares are freely transferable and have no pre-emptive, subscription or conversion rights. Each Class represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (1) the designation of each Class; (2) the effect of the respective sales charges, if any, for each Class; (3) the distribution and/or service fees, if any, borne by each Class; (4) the expenses allocable exclusively to each Class; (5) voting rights on matters exclusively affecting a single Class; and (6) the exchange privilege of each Class. The Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Trustees, on an ongoing basis, will consider whether any conflict exists and, if so, take appropriate action. Certain aspects of the shares may be changed, upon notice to Fund shareholders, to satisfy certain tax regulatory requirements, if the change is deemed necessary by the Trustees.

Shareholders of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of the aggregate shares of the Trust may elect all of the Trustees. Generally, shares of the Trust will be voted on a Trust-wide basis on all matters except those affecting only the interests of one series, such as the Fund's management and investment advisory agreement. In turn, shares of the Fund will be voted on a Fund-wide basis on all matters except those affecting only the interests of one Class, such as the terms of the Plan as it relates to a Class.

The Trust intends to hold no annual meetings of shareholders for the purpose of electing Trustees unless, and until such time as, less than a majority of the Trustees holding office have been elected by shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares. Shareholders of the Fund who satisfy certain criteria will be assisted by the Trust in communicating with other shareholders in seeking the holding of the meeting.

To avoid additional operating costs and for investor convenience, the Fund does not issue share certificates. Ownership of the Fund's shares is recorded on a stock register by the Transfer Agent and shareholders have the same rights of ownership with respect to such shares as if certificates had been issued.

CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, is the custodian of the Fund's assets. PFPC Inc., a subsidiary of PNC Bank, National Association, whose principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809, is the Fund's transfer and dividend disbursing agent.

CONFIRMATIONS AND STATEMENTS. Shareholders receive confirmations of purchases and redemptions of Fund shares. PaineWebber clients receive statements at least quarterly that report their Fund activity and consolidated year-end statements that show all Fund transactions for that year. Shareholders who are not PaineWebber clients receive quarterly statements from the Transfer Agent. Shareholders also receive audited annual and unaudited semi-annual financial statements of the Fund.


                             ---------------------
                               Prospectus Page 27

                                                                Application Form

The PaineWebber                          [ ] [ ] - [ ] [ ] [ ] [ ] [ ] - [ ] [ ]
MUTUAL FUNDS                                   PAINEWEBBER ACCOUNT NO.
--------------------------------------------------------------------------------

INSTRUCTIONS           DO  NOT USE THIS FORM IF YOU WOULD  LIKE YOUR ACCOUNT SERVICED THROUGH PAINEWEBBER. INSTEAD, CALL
                       YOUR PAINEWEBBER INVESTMENT EXECUTIVE (OR YOUR LOCAL PAINEWEBBER OFFICE TO OPEN AN ACCOUNT).

                       ALSO, DO  NOT  USE  THIS  FORM TO  OPEN  A  RETIREMENT  PLAN  Return this completed form to:
                       ACCOUNT.  FOR  RETIREMENT PLAN  FORMS  OR FOR  ASSISTANCE IN  PFPC Inc.
                       COMPLETING THIS FORM CONTACT PFPC INC. AT 1-800-647-1568.     P.O. Box 8950
                                                                                     Wilmington, Delaware 19899
                                                                                     ATTN: PaineWebber Mutual Funds
PLEASE PRINT

--------------------------------------------------------------------------------

           1              INITIAL INVESTMENT ($1,000 MINIMUM)

                          ENCLOSED IS A CHECK FOR:
                          $ (payable to PaineWebber Tactical Allocation Fund) to purchase Class A [ ] Class B [ ]
                          or Class C [ ] shares.
                          (Check one; if no Class is specified, Class A shares will be purchased)

                          A separate check is required for your investment in each Fund.
           2              ACCOUNT REGISTRATION

                          1. Individual
                          First Name                         Last Name                MI  Soc. Sec. No.

                          2. Joint Tenancy
                          First Name                         Last Name                MI  Soc. Sec. No.
                          ('Joint Tenants with Rights of Survivorship' unless otherwise specified)

                          3. Gifts to Minors
                          Minor's Name                                                    Soc. Sec. No.

                          Under the                               Uniform Gifts               Uniform Transfers
                          State of Residence of Minor             to Minors Act               to Minors Act

                          4. Other Registrations
                          Name                                                                   Tax Ident. No.

                          5. If Trust, Date of Trust Instrument:



Not valid without signature and Soc. Sec.
or Tax ID # on accompanying Form W-9
 -- As joint tenants, use Lines 1 and 2
 -- As custodian for a minor, use Lines 1
and 3
 -- in the name of a corporation, trust
or other organization or any fiduciary
capacity, use Line 4


           3              ADDRESS

                                                                         U.S. Citizen [ ] Yes [ ]  No*
                          Street

                          City                State                Zip Code  *Country of Citizenship

           4              DISTRIBUTION OPTIONS See Prospectus

                               Please select one of the following

                          [ ]  Reinvest both dividends and capital gain distributions in additional shares

                          [ ]  Pay dividends to my address above; reinvest capital gain distributions

                          [ ]  Pay both dividends and capital gain distributions in cash to my address above

                          [ ]  Reinvest dividends and pay capital gain distributions in cash to my address above
                               NOTE: If a selection is not made, both dividends and capital gain distributions will be paid in additional Fund shares of the same Class.

           5              SPECIAL OPTIONS (For More Information -- Check Appropriate Box)

                          [ ] Prototype IRA Application   [ ] Automatic Investment Plan   [ ] Systematic Withdrawal Plan

           6              RIGHTS OF ACCUMULATION -- CLASS A SHARES See Prospectus

                          Indicate here any other account(s) in the group of funds that qualify for the cumulative quantity discount as outlined in the Prospectus.

                          Fund Name                            Account No.         Registered Owner

                          Fund Name                            Account No.         Registered Owner

                          Fund Name                            Account No.         Registered Owner

           7              PLEASE INDICATE BELOW IF YOU ARE AFFILIATED WITH PAINEWEBBER

                          'Affiliated' persons are defined as officers, directors/trustees and employees of the
                          PaineWebber funds, PaineWebber  or its affiliates, and their parents, spouses and children.

                          Nature of Relationship

           8              SIGNATURE(S) AND TAX CERTIFICATION

                          I Warrant that I have full authority and am of legal age to purchase shares of the Fund(s)
                          specified and have received and read a current Prospectus of the Fund(s) and agree to its terms. The Fund(s) and their Transfer Agent will not be liable for acting upon instructions or inquiries believed genuine. Under penalties of perjury, I certify that (1) my taxpayer identification number provided in this application is correct and (2) I am not subject to backup withholding because (i) I have not been notified that I am subject to backup withholding as a result of failure to report interest or dividends or (ii) the IRS has notified me that I am no longer subject to backup withholding (STRIKE OUT CLAUSE (2) IF
                          INCORRECT).

                          Individual (or custodian)                       Joint Registrant (if any)             Date

                          Corporate Officer, Partner, Trustee, etc.       Title
                                                                                                                Date
           9              INVESTMENT EXECUTIVE IDENTIFICATION (To Be Completed By Investment Executive Only)

                          Broker No./Name                                  Branch Wire Code

                                                                           (   )
                          Branch Address                                   Telephone
           10             CORRESPONDENT FIRM IDENTIFICATION (To Be Completed By Correspondent Firm Only)

                          Name                                             Address

                          MAIL COMPLETED FORM TO YOUR PAINEWEBBER INVESTMENT EXECUTIVE OR CORRESPONDENT FIRM OR TO:
                          PFPC INC., P.O. BOX 8950, WILMINGTON, DELAWARE 19899.

Shares of the Fund can be exchanged for shares of the following PaineWebber Mutual Funds:

INCOME FUNDS
 PW Global Income Fund
 PW High Income Fund
 PW Investment Grade Income Fund
 PW Low Duration U.S. Government Income Fund
 PW Strategic Income Fund
 PW U.S. Government Income Fund

TAX-FREE INCOME FUNDS
 PW California Tax-Free Income Fund
 PW Municipal High Income Fund
 PW National Tax-Free Income Fund
 PW New York Tax-Free Income Fund

GROWTH FUNDS
 PW Capital Appreciation Fund
 PW Emerging Markets Equity Fund
 PW Global Equity Fund
 PW Growth Fund
 PW Regional Financial Growth Fund
 PW Small Cap Value Fund
 PW Small Cap Growth Fund

GROWTH AND INCOME FUNDS
 PW Balanced Fund
 PW Growth and Income Fund
 PW Utility Income Fund

PAINEWEBBER MONEY MARKET FUND

                                ----------------

A prospectus containing more complete information for any of the above funds, including charges and expenses, can be obtained from a PaineWebber investment executive or correspondent firm. Read the prospectus carefully before investing.

'c'1996 PaineWebber Incorporated

[Recycled Logo]  Printed on recycled paper

   PAINEWEBBER
   TACTICAL ALLOCATION FUND


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


PROSPECTUS
January 1, 1996 (as supplemented
March 13, 1996)

--------------------------------------------------------------------------------

                      PAINEWEBBER TACTICAL ALLOCATION FUND
                                 CLASS Y SHARES
             1285 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10019
         PROSPECTUS -- JANUARY 1, 1996 (AS SUPPLEMENTED MARCH 13, 1996)

--------------------------------------------------------------------------------

Professional Management
Portfolio Diversification
Dividend and Capital Gain Reinvestment
Low Minimum Investment
Suitable for Retirement Plans


The Fund is a series of PaineWebber Investment Trust ('Trust'). This Prospectus concisely sets forth information a prospective investor should know about the Fund before investing. Please retain this Prospectus for future reference. A Statement of Additional Information dated January 1, 1996 (which is incorporated by reference herein) has been filed with the Securities and Exchange Commission. The Statement of Additional Information can be obtained without charge, and further inquiries can be made, by contacting the Fund, your PaineWebber investment executive or PaineWebber's correspondent firms or by calling toll-free 1-800-647-1568.

The Class Y shares described in  this Prospectus are currently offered for  sale
primarily   to  participants   in  the   INSIGHT  Investment   Advisory  Program
('INSIGHT'), when purchased through that program. See 'Purchases.'



--------------------------------------------------------------------------------

THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS ANY  SUCH
     COMMISSION  PASSED UPON THE  ACCURACY OR ADEQUACY  OF THIS PROSPECTUS.
          ANY  REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                             ---------------------
                               Prospectus Page 1

--------------------------------------------------------------------------------
PAINEWEBBER   TACTICAL ALLOCATION FUND


                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                           Page
                                                                           -----
Prospectus Summary.....................................................       3
Financial Highlights...................................................       5
Investment Objective and Policies......................................       6
Purchases..............................................................      12
Redemptions............................................................      13
Dividends, Distributions and Taxes.....................................      14
Valuation of Shares....................................................      15
Management.............................................................      16
Performance Information................................................      16
General Information....................................................      17

                             ---------------------
                               Prospectus Page 2

--------------------------------------------------------------------------------
PAINEWEBBER   TACTICAL ALLOCATION FUND


                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------

     See the body of the Prospectus for more information on topics discussed in this summary.

WHO SHOULD INVEST. The Fund follows a systematic investment strategy that actively allocates the Fund's assets among common stocks, U.S. Treasury Notes and U.S. Treasury Bills and is designed for investors who are seeking total return, consisting of long-term capital appreciation and current income. The Fund's risk factors are summarized below and are described in more detail under 'Investment Objective and Policies -- Risk Factors and Special Considerations.' While the Fund is not intended to provide a complete or balanced investment program, it can serve as one component of an investor's long-term program to accumulate assets, for instance, for retirement, college tuition or other major goals.

ASSET ALLOCATION STRATEGY. The Fund follows an asset allocation strategy involving investing among the following asset categories ('Segments'): (1) the common stocks primarily included in the Standard & Poor's 500 Composite Stock Price Index (the 'S&P 500 Index') and derivative instruments relating thereto (the 'Stock Segment'), the performance of which, before deduction of operating expenses, is intended to replicate as closely as possible the aggregate price and yield performance of the S&P 500 Index; (2) 30-day U.S. Treasury Bills (the 'Cash Segment'); and (3) five-year U.S. Treasury Notes and derivative instruments relating thereto (the 'Note Segment'). Asset allocations are determined by Mitchell Hutchins based on relative rates of return among the Segments. See 'Investment Objective and Policies.' The Fund's asset allocation strategy is designed to afford investors the opportunity to seek total return during all economic and financial market cycles, with a degree of volatility lower than that of the equity market, utilizing a systematic, cost effective asset allocation strategy. The Fund allocates its assets among the Segments in accordance with an Asset Allocation Model (the 'Allocation Model') utilized by Mitchell Hutchins. See 'Investment Objective and Policies -- Asset Allocation Strategy.'

RISK FACTORS. There can be no assurance that the Fund will achieve its investment objective, and the Fund's net asset value will fluctuate based upon changes in the value of its portfolio securities.

Although the Fund will seek long term total return consisting of both capital appreciation and current income, the Fund may not achieve as high a level of either capital appreciation or current income as a fund that has only one of those objectives as its primary objective. Because the benefits of the Allocation Model, on which the Fund's investment decisions are based, are expected to be realized only if the recommendations are followed over several market cycles, the Fund is intended to be a long term investment vehicle and is not designed to provide investors with a means of speculating on short term market movements. The investment results of the Fund (and the Stock Segment) at any time may be greater or less than those of the S&P 500 Index. Deviations from the performance of the S&P 500 Index may result from the proportion of assets then allocated to the Stock Segment in accordance with the Allocation Model, purchases and redemptions of shares of the Fund that occur daily, as well as from brokerage and other expenses borne by the Fund. Thus, no assurance can be given that the Fund's investment objective will be achieved. The Fund may also be subject to certain risks in using investment techniques and strategies such as entering into futures contracts and options on futures contracts, entering into transactions involving options on stock indexes, purchasing securities on a when-issued or delayed delivery basis and entering into repurchase agreements. See 'Investment Objective and Policies -- Risk Factors and Special Considerations' at page 10 of this Prospectus.



                             ---------------------
                               Prospectus Page 3

-------------------------------------------------------------------------------
PAINEWEBBER   TACTICAL ALLOCATION FUND


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

EXPENSES OF INVESTING IN THE FUND. The following tables are intended to assist investors in understanding the expenses associated with investing in the Fund.

                        SHAREHOLDER TRANSACTION EXPENSES

Maximum sales charge on purchases of shares (as a percentage
 of public offering price).............................................    None
Sales charge on reinvested dividends...................................    None
Maximum contingent deferred sales charge (as a percentage of
 redemption proceeds)..................................................    None
Maximum Annual Investment Advisory Fee Payable by Shareholders
 through INSIGHT (as a percentage of average daily value
 of shares held).......................................................    1.50%

                       ANNUAL FUND OPERATING EXPENSES(1)
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management fees.........................................................   0.50%
12b-1 fees..............................................................   0.00
Other expenses..........................................................   0.73
                                                                           ----
Total operating expenses................................................   1.23%
                                                                           ----
                                                                           ----

------------

(1) See 'Management' for additional information.

                       EXAMPLE OF EFFECT OF FUND EXPENSES

An investor would directly or indirectly pay the following expenses on a $1,000 investment in the Fund, assuming a 5% annual return:

         ONE YEAR      THREE YEARS      FIVE YEARS      TEN YEARS
         --------      -----------      ----------      ---------

         $ 28             $85             $144            $ 306

This Example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same in the years shown. The above tables and the assumption in the Example of a 5% annual return are required by regulations of the Securities and Exchange Commission ('SEC') applicable to all mutual funds; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of Class Y shares of the Fund.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The actual expenses attributable to Class Y shares of the Fund will depend upon, among other things, the level of average net assets and the extent to which the Fund incurs variable expenses, such as transfer agency costs.

                             ---------------------
                               Prospectus Page 4

--------------------------------------------------------------------------------
PAINEWEBBER   TACTICAL ALLOCATION FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below provides selected per share data and ratios for one Class Y share (prior to November 10, 1995, called 'Class C' shares) of the Fund for each of the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1995, which are incorporated by reference into the Statement of Additional Information. The financial statements and notes, and the financial information for the fiscal year ended August 31, 1995 appearing in the table below, have been audited by Ernst & Young LLP, independent auditors, whose report thereon is included in the Annual Report to Shareholders. The financial information for the year ended August 31, 1994 and the period prior thereto was audited by other auditors whose report thereon was unqualified. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge.

                                                                CLASS Y#
                                                -------------------------------------
                                                   FOR THE YEAR       FOR THE PERIOD
                                                       ENDED              MAY 10,
                                                     AUGUST 31,           1993`D'
                                                --------------------   TO AUGUST 31,
                                                 1995**       1994         1993
                                                ----------    ------   --------------
Net asset value, beginning of period.........   $13.79      $13.52       $12.90
                                              ----------    ------       ------
Net investment income........................     0.23        0.25         0.09
Net realized and unrealized gains from
 investment transactions.....................     2.09        0.33         0.60
                                              ----------    ------       ------
Net increase from investment operations......     2.32        0.58         0.69
                                              ----------    ------       ------
Dividends from net investment income.........    (0.26)      (0.27)       (0.07)
Distributions from net realized gains
 from investment transactions................    (0.97)      (0.04)      --
                                              ----------    ------       ------
Total dividends and distributions to
 shareholders................................    (1.23)      (0.31)       (0.07)
                                              ----------    ------       ------
Net asset value, end of period...............   $14.88      $13.79       $13.52
                                              ----------    ------       ------
                                              ----------    ------       ------
Total investment return(1)...................    18.79%       4.41%        5.30%
                                              ----------    ------       ------
                                              ----------    ------       ------
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)........   $2,506      $3,880       $3,379
Ratios of expenses to average net assets.....     1.23%       0.88%        0.81%*
Ratios of net investment income to average
 net assets..................................     1.86%       1.90%        1.96%*
Portfolio turnover rate......................       53%          4%           0%

------------

 #  Prior to November 10, 1995, called 'Class C' shares.

`D' Commencement of offering of shares.

 *  Annualized.

** Investment advisory functions for the Fund were transferred from Kidder Peabody Asset Management, Inc. to Mitchell Hutchins on February 13, 1995.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. Total returns for periods of less than one year have not been annualized.

                             ---------------------
                               Prospectus Page 5

--------------------------------------------------------------------------------
PAINEWEBBER   TACTICAL ALLOCATION FUND


                       INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------


OBJECTIVE

The Fund's investment objective is total return, consisting of long-term capital appreciation and current income. The Fund seeks to achieve its objective by utilizing a systematic investment strategy that actively allocates the Fund's assets among common stocks, U.S. Treasury Notes and U.S. Treasury Bills.


There can be no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate based upon changes in the value of its portfolio securities. The Fund's investment objective and certain investment limitations, as described in the Statement of Additional Information, are fundamental policies and may not be changed without shareholder approval. All other investment policies may be changed by the Trust's board of trustees without shareholder approval.

ASSET ALLOCATION STRATEGY

The Fund is designed for investors seeking total return during all economic and financial market cycles, with a degree of volatility lower than that of the equity market, utilizing a systematic, cost-effective approach to allocating assets among market segments. At the same time, the Fund provides individual investors a means of dealing with the difficulties often associated with asset allocation investing with an index component.

In seeking total return, the Fund follows an asset allocation strategy contemplating shifts (sometimes frequent) among the following Segments: (i) the Stock Segment, consisting primarily of the common stocks included in the S&P 500 Index and derivative instruments relating thereto, the performance of which, before deduction of operating expenses, is intended to replicate as closely as possible that of the S&P 500 Index; (ii) the Cash Segment, consisting of 30-day U.S. Treasury Bills; and (iii) the Note Segment, consisting of five-year U.S. Treasury Notes and derivative instruments relating thereto.

The Fund allocates its assets among the Segments in accordance with the Allocation Model. The emphasis of the Allocation Model is to avoid or lower exposure to the market in down economic cycles and to perform close to the broad market in periods of strongly positive market performance. The asset allocation mix for the Fund will be determined by Mitchell Hutchins at any given time on the basis of the recommendations of the Allocation Model, except as described below, which are determined in light of a quantitative assessment of the expected performance of the Segments. The Fund is not managed as a balanced portfolio, however, and may not maintain a portion of its investments in each of the Segments at all times. Except for limited amounts always held in the Cash Segment as described below, the Fund does not commit its assets simultaneously to the Cash Segment and the Note Segment. Thus, during the course of a business cycle, for example, the Fund may invest in the Stock Segment and the Cash Segment, in the Stock Segment and the Note Segment, solely in the Stock Segment, solely in the Cash Segment or solely in the Note Segment.

The Fund's assets are reallocated among the Segments at such times as are mandated by the Allocation Model based on changes in projected rates of return. If no reallocation is mandated, on the first business day of each month, any material amounts in each Segment in excess of the amount mandated by the Allocation Model resulting from appreciation or receipt of dividends, distributions, interest payments and proceeds from securities maturing are reallocated (or 'rebalanced') to the extent practicable among the Segments so as to reestablish the recommended allocation among the Segments.

Cash inflows to the Fund during a month are invested in, and cash outflows from the Fund during a month are derived from dispositions of assets in, each Segment on a pro rata basis. In order to manage the Fund's portfolio most effectively, cash flows into and out of the Stock Segment are managed to the extent practicable through the use of stock index options, stock index futures contracts and options on stock index futures contracts, as described below. Simi-

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PAINEWEBBER   TACTICAL ALLOCATION FUND

larly, cash flows into and out of the Note Segment are managed to the extent practicable through the use of five-year U.S. Treasury Note futures contracts and options thereon. See 'Investment Strategies and Techniques -- Derivative Instruments' below.

The Fund deviates from the published recommendations of the Allocation Model only to the extent necessary (1) to maintain a limited amount of assets (not expected to exceed 2% of its total assets) in the Cash Segment in order to have highly liquid short-term securities available to pay Fund operating expenses and dividends and distributions on its shares and to meet anticipated redemptions of its shares and (2) to qualify as a regulated investment company for Federal income tax purposes. With regard to the latter, investors should be aware that in order to so qualify, the Fund must, among other things, derive less than 30% of its gross income from the sale or disposition of stocks, other securities and certain financial instruments held for less than three months. Thus, this requirement may preclude the Fund from reallocating its assets when otherwise mandated by the Allocation Model. In such event, the Fund would reallocate its assets in accordance with the then current recommendations of the Allocation Model as soon as the reallocation could be accomplished without jeopardizing the Fund's qualification as a regulated investment company.

TYPES OF PORTFOLIO INVESTMENTS

CASH SEGMENT. Assets committed to the Cash Segment are invested to the extent practicable in U.S. Treasury Bills having remaining maturities of 30 days or, if no such instruments are then available for purchase at favorable prices, these assets will be invested in U.S. Treasury Bills having remaining maturities as close as possible to 30 days. U.S. Treasury Bills are entitled to the full faith and credit of the U.S. Government as to payment of interest and principal.

NOTE SEGMENT. Assets committed to the Note Segment are invested to the extent practicable in (1) U.S. Treasury Notes having five years remaining to maturity at the beginning of the then current calendar year or, if no such instruments are then available for purchase at favorable prices, these assets will be invested in U.S. Treasury Notes having remaining maturities as close as possible to five years at the beginning of the then current calendar year; and (2) five-year U.S. Treasury Note futures contracts and options thereon. U.S. Treasury Notes are entitled to the full faith and credit of the U.S. Government as to payment of interest and principal.

STOCK SEGMENT. With respect to assets committed to the Stock Segment, the Fund attempts to duplicate, before deduction of operating expenses, the investment results of the S&P 500 Index. The S&P 500 Index is an index compiled by Standard & Poor's Corporation ('S&P') that emphasizes large-capitalization companies. The Stock Segment is not managed according to traditional methods of 'active' investment management, which involve the buying and selling of securities based on economic, financial and market analysis and investment judgment. Instead, utilizing a 'passive' or 'indexing' investment approach, the Fund attempts in the Stock Segment to duplicate the investment performance of the S&P 500 Index through statistical procedures that involve holding substantially all 500 stocks in approximately the same relative proportions as they are represented in the S&P 500 Index, except as described below.

The S&P 500 Index is composed of 500 common stocks that are chosen by S&P on a statistical basis. The composition of the S&P 500 Index is determined by S&P based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representative of stocks in a particular industry group, and may be changed from time to time. Each stock in the S&P 500 Index is weighted by its market capitalization, which is the market price per share of the stock multiplied by the number of shares outstanding. While most of the stocks in the S&P 500 Index are issued by companies that are among the 500 largest companies in terms of market capitalization, some stocks are included for diversification and are not among the 500 largest market capitalization stocks. The inclusion of a stock in the S&P 500 Index in no way implies that S&P believes the stock to be an attractive investment.

While there can be no guarantee that the Stock Segment's investment results will precisely match those of the S&P 500 Index, Mitchell Hutchins believes that, before deduction of operating expenses, there will be a very high correlation between the returns generated by the Stock Segment and the S&P 500 Index. The Fund attempts to achieve a correlation between the performance of the Stock Segment and that of its benchmark index of at least 0.95, before

                             ---------------------
                               Prospectus Page 7

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PAINEWEBBER   TACTICAL ALLOCATION FUND

deduction of operating expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Stock Segment's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500 Index. The Fund's ability to correlate the performance of the Stock Segment with the S&P 500 Index may be affected by, among other things, changes in securities markets, the manner in which the S&P 500 Index is calculated by S&P and the timing of purchases and redemptions. See 'Risk Factors and Special Considerations -- Index Investing and Open-End Investment Companies' below. Mitchell Hutchins monitors the correlation of the performance of the Stock Segment in relation to that of the S&P 500 Index under the supervision of the Board of Trustees. In the unlikely event that a high correlation is not achieved, the Board of Trustees will take appropriate steps based on the reasons for the lower than expected correlation. S&P is neither a sponsor of nor affiliated with the Fund.

INVESTMENT TECHNIQUES AND STRATEGIES

The Fund is authorized to engage in any one or more of the specialized investment techniques and strategies described below:

DERIVATIVE INSTRUMENTS. The Fund anticipates that the Note Segment and the Stock Segment will remain invested in five-year U.S. Treasury Notes or common stocks, respectively, to the degree mandated by the Allocation Model. The Fund may also invest its assets in stock index options, stock index futures contracts and options on stock index futures contracts (with respect to the Stock Segment) and five-year U.S. Treasury Note futures contracts and options thereon (with respect to the Note Segment) in order to invest temporarily uncommitted cash balances, to maintain liquidity to meet shareholder redemptions or, in the case of stock index options, to minimize trading costs. When the Fund has cash from net new sales of Fund shares or holds a disproportionate amount of its assets in the Cash Segment, it may enter into stock index futures or options thereon or five-year U.S. Treasury Note futures contracts or options thereon to attempt to increase its exposure to the appropriate asset class prior to purchasing securities to the degree mandated by the Allocation Model. Strategies the Fund could use to accomplish this include entering into long futures contracts, writing put options and purchasing call options. When the Fund wishes to sell securities, because of shareholder redemptions or otherwise, it may use futures contracts or options to hedge against market risk until the sale can be completed. These strategies could include entering into short futures contracts, writing call options and purchasing put options. It is anticipated that the Fund will continue to close out positions in these instruments on at least a quarterly basis and reconstitute its portfolio with direct purchases or sales of securities in accordance with the then current recommendations of the Allocation Model. The Fund does not enter into futures contracts or options as part of a temporary defensive strategy, such as lowering the Stock Segment's investment in common stocks to protect against potential stock market declines, as this would be inconsistent with the Allocation Model. See 'Stock Index Options' and 'Futures Contracts and Options on Futures Contracts' below.

STOCK INDEX OPTIONS. The Fund may purchase and write put and call options on stock indexes listed on domestic securities exchanges (which indexes include securities held in the Fund's portfolio) as a means of pursuing the Stock Segment's exposure in equity markets without making direct purchases of equity securities.

A stock index measures the movement of a certain group of stocks by assigning relative values to the common stocks included in the index. Options on stock indexes are generally similar to options on specific securities. Unlike those on securities, however, options on stock indexes do not involve the delivery of an underlying security; the option in the case of an option on a stock index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date.

When the Fund writes an option on a stock index, it establishes a segregated account with its custodian in which the Fund deposits cash or cash equivalents or a combination of both in an amount equal to the market value of the option and maintains the account while the option is open. If the Fund has written a stock index option, it may terminate its obligation by effecting a closing purchase transaction, which is accomplished by purchasing an option of the same series as the option previously written.


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                               Prospectus Page 8

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FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS.  The Fund may enter into stock index futures contracts, and options on those contracts, as a means of temporarily increasing or decreasing the Stock Segment's exposure to equity markets in anticipation of purchases or sales of common stocks. Similarly, the Fund may enter into five-year U.S. Treasury Note futures contracts, and options on those contracts, as a means of temporarily increasing or decreasing the Note Segment's exposure to five-year U.S. Treasury Notes in anticipation of purchase or sales of these notes. A futures contract is an agreement to take or make delivery of an amount of cash equal to the difference between the value of the index or security at the beginning and at the end of the contract period. An option on a futures contract, in contrast to a direct investment in the contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time on or before the expiration date of the option.

The Fund may assume both 'long' and 'short' positions with respect to futures contracts. A long position involves entering into a futures contract to buy a commodity, whereas a short position involves entering into a futures contract to sell a commodity. In entering into futures contracts, the Fund is required to make initial 'margin' payments, which are payments in the nature of performance bonds or good faith deposits, and to make 'variation' margin payments from time to time as the values of the futures contracts fluctuate.

The Fund does not (1) enter into any futures contracts or options on futures contracts if, immediately after the transactions, the aggregate of margin deposits on all of the Fund's outstanding futures contracts and premiums paid on its outstanding options on futures contracts would exceed 5% of the market value of the total assets of the Fund after taking into account unrealized profits and losses on any futures contracts or options on futures contracts or (2) enter into any futures contracts or options on futures contracts if the aggregate of the market value of the Fund's outstanding futures contracts and market value of the currencies and futures contracts subject to outstanding options written by the Fund would exceed 50% of the market value of the total assets of the Fund. Each short position in a futures or options contract entered into by the Fund is secured by the Fund's ownership of underlying securities. The Fund does not use leverage when it enters into long futures or options contracts; the Fund places in a segregated account with its custodian, or designated sub-custodian, with respect to each of its long positions cash or short-term U.S. Treasury Bills having a value equal to the underlying commodity value of the contract.

REPURCHASE AGREEMENTS. In order to manage cash flows resulting from the continuous sale and redemption of the Fund's shares, the Fund may engage in repurchase agreement transactions collateralized by U.S. Treasury obligations. Although the amount of the Fund's assets that may be invested in repurchase agreements terminable in less than seven days is not limited, repurchase agreements maturing in more than seven days, together with other illiquid securities, may not exceed 10% of the Fund's net assets. The Fund may engage in repurchase agreement transactions with certain member banks of the Federal Reserve System and with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than seven days) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the securities underlying a repurchase agreement of the Fund is monitored on an ongoing basis by Mitchell Hutchins to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. Mitchell Hutchins also monitors, on an ongoing basis to evaluate potential risks, the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. To secure prices or yields deemed advantageous at a particular time, the Fund may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. The Fund enters into when-issued or delayed-delivery trans-


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                               Prospectus Page 9

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PAINEWEBBER   TACTICAL ALLOCATION FUND

actions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by the Fund may include securities purchased on a 'when, as and if issued' basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The Fund will establish with its custodian, or with a designated sub-custodian, a segregated account consisting of cash, securities issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities ('Government Securities') or other liquid high-grade debt obligations in an amount equal to the amount of its when-issued or delayed-delivery purchase commitments.

RISK FACTORS AND SPECIAL CONSIDERATIONS

Investing in the Fund involves risks and special considerations, such as those described below:

LIMITS OF ASSET ALLOCATION STRATEGY. Although it seeks total return, consisting of both capital appreciation and current income, in following its asset allocation strategy, the Fund may not achieve as high a level of either capital appreciation or current income as a fund that has only one of those objectives as its primary objective. In addition, qualification as a regulated investment company for federal income tax purposes may limit the Fund's ability to adhere rigidly to the recommendations of the Allocation Model. See 'Asset Allocation Strategy' above.

INVESTMENT IN COMMON STOCKS. Although the Allocation Model is designed to reduce the volatility inherent in a common stock portfolio, to the extent the Fund's assets are committed to the Stock Segement, the share price of the Fund can be expected to be volatile and investors should be able to tolerate sudden, sometimes substantial fluctuations in the value of their investment. Because of the risks associated with common stock investments, the Fund is intended to be a long term investment vehicle and is not designed to provide investors with a means of speculating on short-term stock market movements.

INDEX INVESTING AND OPEN-END INVESTMENT COMPANIES. While the Fund through the Stock Segment attempts to replicate, before deduction of operating expenses, the investment results of the S&P 500 Index, the investment results of the Stock Segment generally are not identical to those of the designated index. Deviations from the performance of the S&P 500 Index may result from shareholder purchases and redemptions of shares of the Fund that occur daily, as well as from the expenses borne by the Fund. Shareholder purchases and redemptions result in daily net cash inflows to or outflows from the Fund. To the extent that a cash reserve is held to meet expected redemptions or pending investment in portfolio securities, to the extent that portfolio securities must be sold to meet redemption requests (with resulting brokerage costs), and to the extent that purchases and sales of portfolio securities are made to conform the Stock Segment's holdings more closely to the relative weightings of stocks in the S&P 500 Index in response to cash inflows or outflows and associated brokerage costs are incurred, these daily inflows or outflows of cash may increase the deviation between the Stock Segment's investment results and the price and yield performance of the S&P 500 Index.

INVESTMENT IN FOREIGN SECURITIES. Since the S&P 500 Index includes common stocks of foreign issuers, to the extent that Fund assets are committed to the Stock Segment, the Fund is subject to considerations and potential risks not typically associated with investing in securities issued exclusively by domestic corporations. The values of foreign investments are affected by changes in currency exchange rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Investments in foreign companies could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations.

STOCK INDEX OPTIONS. Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. If the Fund writes a stock index option, it may terminate its obligation by effecting a closing purchase transaction, which is accomplished by purchasing an option of the same series as the option previously written. The ability of the Fund to engage in closing purchase transactions with respect to stock index options depends on the existence of a liquid secondary


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                               Prospectus Page 10
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PAINEWEBBER   TACTICAL ALLOCATION FUND

market. Although the Fund generally purchases or writes stock index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the Fund desires to engage in such a transaction.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. In entering into transactions involving futures contracts and options on those contracts, the Fund is subject to a number of risks and special considerations. The successful use of futures contracts and options on those contracts draws upon Mitchell Hutchins' special skills and experience with respect to those instruments. Should markets move in an unexpected manner, the Fund may not achieve the anticipated benefits of futures contracts or options on those contracts and thus be in a less advantageous position than if those strategies had not been used. For a number of reasons, the price of futures may not correlate perfectly with the movement in the underlying index or security owing to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that would distort the normal relationship between the underlying index or security and the futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Owing to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the underlying index or security and movements in the price of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction.

Certain futures contracts and options on futures contracts are subject to no daily price fluctuation limits so that adverse market movements could continue with respect to those instruments to an unlimited extent over a period of time.

The Fund's ability to dispose of its positions in futures contracts and options on those contracts depends on the availability of active markets in those instruments. Markets in options and futures with respect to a number of securities are relatively new and still developing. Mitchell Hutchins cannot now predict the amount of trading interest that may exist in the future in various types of futures contracts and options. Futures and options may be closed out only on the exchange on which the contract was entered (or a linked exchange) so that no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes described above. In addition, although the Fund anticipates that its options and futures transactions does not prevent the Fund from qualifying as a regulated investment company for federal income tax purposes, the Fund's ability to engage in options and futures transactions may be limited by this tax consideration. See 'Dividends, Distributions and Taxes -- Taxes.' In writing options, the Fund is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the Fund must purchase or deliver upon exercise of the option.

REPURCHASE AGREEMENTS. In entering into a repurchase agreement, the Fund bears a risk of loss in the event that the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. Securities purchased on a when-issued or delayed-delivery basis may expose the Fund to risk because the securities may experience fluctuations in value prior to their actual delivery. The Fund does not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself. Purchases of securities on a when-issued basis when the Fund is substantially fully invested may result in increased fluctuations in the Fund's net asset value per share.


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PORTFOLIO TRANSACTIONS AND TURNOVER

The Board of Trustees of the Trust has determined that, to the extent consistent with applicable provisions of the 1940 Act and rules and exemptions thereunder, transactions for the Fund may be executed through PaineWebber if, in the judgment of Mitchell Hutchins, the use of PaineWebber is likely to result in price and execution at least as favorable to the Fund as those obtainable through other qualified broker-dealers, and if, in the transaction, PaineWebber charges the Fund a fair and reasonable rate consistent with that charged to comparable unaffiliated customers in similar transactions.

The Fund retains the right to sell securities in accordance with recommendations generated by the Allocation Model irrespective of how long they have been held. For the fiscal years ended August 31, 1995 and August 31, 1994, the Fund's portfolio turnover rates were 53.02% and 4.17%, respectively. An annual turnover rate of 100% would occur if all of the securities held by the Fund are replaced once during a period of one year. Higher portfolio turnover rates can result in corresponding increases in transaction costs, may make it more difficult for the Fund to qualify as a regulated investment company for federal income tax purposes and may cause shareholders of the Fund to recognize gains for federal income tax purposes. See 'Dividends, Distributions and Taxes -- Taxes.'

Assuming that the Allocation Model does not recommend a reallocation of assets among the Segments, securities are sold from the Stock Segment only to reflect certain administrative changes in the S&P 500 Index (including mergers or changes in the composition of the S&P 500 Index) or to accommodate cash flows into and out of the Fund while maintaining the similarity of the Stock Segment to its benchmark. Similarly, assets are purchased or sold for each Segment monthly, as described above, in order to accommodate cash flows and to rebalance assets among the Segments.

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                                   PURCHASES
--------------------------------------------------------------------------------

Class Y shares (prior to November 10, 1995, called 'Class C' shares) are sold to eligible investors at the net asset value next determined (see 'Valuation of Shares') after the purchase order is received at PaineWebber's New York City offices. No initial or contingent deferred sales charge is imposed, nor are Class Y shares subject to Rule 12b-1 distribution or service fees. The Fund and Mitchell Hutchins reserve the right to reject any purchase order and to suspend the offering of the Class Y shares for a period of time.

INSIGHT. An investor who purchases $50,000 or more of shares of the PaineWebber mutual funds that are in the Flexible Pricing System may participate in INSIGHT, a total portfolio asset allocation program sponsored by PaineWebber, and thus become eligible to purchase Class Y shares. INSIGHT offers comprehensive investment services, including a personalized asset allocation investment strategy using an appropriate combination of funds, professional investment advice regarding investment among the funds by portfolio specialists, monitoring of investment performance and comprehensive quarterly reports that cover market trends, portfolio summaries and personalized account information. Participation in INSIGHT is subject to payment of an advisory fee to PaineWebber at the maximum annual rate of 1.5% of assets held through the program (generally charged quarterly in advance), which covers all INSIGHT investment advisory services and program administration fees. Employees of PaineWebber and its affiliates are entitled to a 50% reduction in the fee otherwise payable for participation in INSIGHT. INSIGHT clients may elect to have their INSIGHT fees charged to their PaineWebber accounts (by the automatic redemption of money market fund shares) or another of their PaineWebber accounts or billed separately.

ACQUISITION OF CLASS Y SHARES BY OTHERS. Present holders of Class Y shares who are not current INSIGHT participants may acquire Class A shares of the Fund without a sales charge. This category includes former employees of Kidder, Peabody & Co. Incorporated ('Kidder, Peabody'), their associated accounts, present and former directors and trustees of the former Kidder, Peabody mutual funds. The Fund is authorized to offer Class Y shares to employee benefit and retirement plans of Paine Webber Group,

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                               Prospectus Page 12

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PAINEWEBBER   TACTICAL ALLOCATION FUND

Inc., and its affiliates and certain other investment advisory programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. At present, however, INSIGHT participants are the only purchasers in these two categories.

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                                  REDEMPTIONS
--------------------------------------------------------------------------------

As described below, Class Y shares may be redeemed at their net asset value and redemption proceeds will be paid after receipt of a redemption request as described below.

REDEMPTION THROUGH PAINEWEBBER OR CORRESPONDENT FIRMS. PaineWebber clients may submit redemption requests to their investment executives or correspondent firms in person or by telephone, mail or wire. As the Fund's agent, PaineWebber may honor a redemption request by repurchasing Fund shares from a redeeming shareholder at the shares' net asset value next determined after receipt of the request by PaineWebber's New York City offices. Within three Business Days after receipt of the request, repurchase proceeds (less any applicable contingent deferred sales charge) will be paid by check or credited to the shareholder's brokerage account at the election of the shareholder. PaineWebber investment executives and correspondent firms are responsible for promptly forwarding redemption requests to PaineWebber's New York City offices.

PaineWebber reserves the right not to honor any redemption request, in which case PaineWebber promptly will forward the request to the Transfer Agent for treatment as described below.

REDEMPTION THROUGH THE TRANSFER AGENT. Fund shareholders who are not PaineWebber clients or who wish to redeem certificated shares must redeem their shares through the Transfer Agent by mail; other shareholders also may redeem Fund shares through the Transfer Agent. Shareholders should mail redemption requests directly to the Transfer Agent: PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, Delaware 19899. A redemption request will be executed at the net asset value next computed after it is received in 'good order' and redemption proceeds will be paid within seven days of the receipt of the request. 'Good order' means that the request must be accompanied by the following: (1) a letter of instruction or a stock assignment specifying the number of shares or amount of investment to be redeemed (or that all shares credited to a Fund account be redeemed), signed by all registered owners of the shares in the exact names in which they are registered, (2) a guarantee of the signature of each registered owner by an eligible institution acceptable to the Transfer Agent and in accordance with SEC rules, such as a commercial bank, trust company or member of a recognized stock exchange, (3) other supporting legal documents for estates, trusts, guardianships, custodianships, partnerships and corporations and (4) duly endorsed share certificates, if any. Shareholders are responsible for ensuring that a request for redemption is received in 'good order.'

ADDITIONAL INFORMATION ON REDEMPTIONS. A shareholder may have redemption proceeds of $1 million or more wired to the shareholder's PaineWebber brokerage account or a commercial bank account designated by the shareholder. Questions about this option, or redemption requirements generally, should be referred to the shareholder's PaineWebber investment executive or correspondent firm, or to the Transfer Agent if the shares are not held in a PaineWebber brokerage account. If a shareholder requests redemption of shares which were purchased recently, the Fund may delay payment until it is assured that good payment has been received. In the case of purchases by check, this can take up to 15 days.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to redeem all Fund shares in any shareholder account of less than $500 net asset value. If the Fund elects to do so, it will notify the shareholder and provide the shareholder the opportunity to increase the amount invested to $500 or more within 60 days of the notice. The Fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.


                             ---------------------
                               Prospectus Page 13
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PAINEWEBBER   TACTICAL ALLOCATION FUND

--------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income and distributions of net realized capital gains of the Fund, if any, are distributed annually. Unless a shareholder instructs the Fund that dividends and capital gains distributions on shares should be paid in cash and credited to the shareholder's Account, dividends and capital gains distributions are reinvested automatically at net asset value in additional shares. The Fund is subject to a 4% nondeductible excise tax measured with respect to certain undistributed amounts of net investment income and capital gains. If necessary to avoid the imposition of this tax, and if in the best interests of its shareholders, the Fund will declare and pay dividends of its net investment income and distributions of its net capital gains more frequently than stated above.

TAXES. The Fund has qualified for the fiscal year ended August 31, 1995 to be treated as a regulated investment company within the meaning of the Code and intends to qualify for this treatment for each year. To qualify as a regulated investment company for federal income tax purposes, the Fund limits its income and investments so that (1) less than 30% of its gross income is derived from the sale or disposition of stocks, other securities and certain financial instruments (including certain forward contracts) that were held for less than three months and (2) at the close of each quarter of the taxable year (a) not more than 25% of the market value of the Fund's total assets is invested in the securities (other than Government Securities) of a single issuer or of two or more issuers controlled by the Fund that are engaged in the same or similar trades or businesses or in related trades or businesses and (b) at least 50% of the market value of the Fund's total assets is represented by (i) cash and cash items, (ii) Government Securities and (iii) other securities limited in respect of any one issuer to an amount not greater in value than 5% of the market value of the Fund's total assets and to not more than 10% of the outstanding voting securities of the issuer. The requirements for qualification may cause the Fund to restrict the degree to which it sells or otherwise disposes of stocks, other securities and certain financial instruments held for less than three months. If the Fund qualifies as a regulated investment company and meets certain distribution requirements, the Fund will not be subject to federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders.

Dividends paid by the Fund out of net investment income and distributions of net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional Fund shares. Distributions of net realized long-term capital gains are taxable to shareholders as long-term capital gain, regardless of how long shareholders have held their shares and whether the distributions are received in cash or reinvested in additional shares. Dividends and distributions paid by the Fund generally do not qualify for the federal dividends received deduction for corporate shareholders.

Statements as to the tax status of each Fund shareholder's dividends and distributions are mailed annually. Shareholders also receive, as appropriate, various written notices after the close of the Fund's taxable year regarding the tax status of certain dividends and distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year, including the amount of dividends that represent interest derived from Government Securities.

Shareholders are urged to consult their tax advisors regarding the application of federal, state, local and foreign tax laws to their specific situations before investing in the Fund.


                             ---------------------
                               Prospectus Page 14
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PAINEWEBBER   TACTICAL ALLOCATION FUND

--------------------------------------------------------------------------------
                              VALUATION OF SHARES
--------------------------------------------------------------------------------

Net asset value per share is calculated by the Fund's custodian, on each day, Monday through Friday, except that net asset value is not computed on a day in which no orders to purchase, sell, exchange or redeem Fund shares have been received, any day on which there is not sufficient trading in the Fund's portfolio securities that the Fund's net asset values per share might be materially affected by changes in the value of such portfolio securities or on days on which the NYSE is not open for trading. The NYSE is currently scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday when one of those holidays falls on a Saturday or on the subsequent Monday when one of those holidays falls on a Sunday.

Net asset value per share is determined as of the close of regular trading on the NYSE, and is computed by dividing the value of the Fund's net assets attributable to that Class by the total number of shares outstanding of that Class. Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined by or under the direction of the Trustees.

A security that is primarily traded on a stock exchange is valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price. Short-term investments that mature in 60 days or less are valued on the basis of amortized cost (which involves valuing an investment at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the investment) when the Board of Trustees has determined that amortized cost represents fair value. An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract is equal to the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Board of Trustees.


                             ---------------------
                               Prospectus Page 15

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PAINEWEBBER   TACTICAL ALLOCATION FUND

--------------------------------------------------------------------------------
                                   MANAGEMENT
--------------------------------------------------------------------------------

The Trust's board of trustees, as part of its overall management responsibility, oversees various organizations responsible for the Fund's day-to-day management. Mitchell Hutchins, the Fund's investment adviser and administrator, supervises all aspects of the Fund's operations. Mitchell Hutchins receives a monthly fee for its services, computed daily and payable monthly, at an annual rate of .50% of the Fund's average daily net assets on assets up to but not including $250 million and .45% thereafter.

The Fund incurs other expenses and, for the fiscal year ended August 31, 1995, the Fund's total expenses for its Class Y shares, stated as a percentage of average net assets was 1.23%.

Mitchell Hutchins is located at 1285 Avenue of the Americas, New York, New York 10019. It is a wholly owned subsidiary of PaineWebber, which is in turn a wholly owned subsidiary of Paine Webber Group Inc., a publicly owned financial services holding company. As of Novemer 30, 1995, Mitchell Hutchins was adviser or sub-adviser of 38 investment companies with 70 separate portfolios and aggregate assets of over $29.6 billion.

As the Fund's investment adviser, Mitchell Hutchins manages the Fund's portfolio in accordance with the investment objective and stated policies of the Fund and makes investment decisions for the Fund. Mitchell Hutchins also provides the Fund with investment officers who are authorized by the Trustees to determine purchases and sales of securities on behalf of the Fund and employs a professional staff of portfolio managers who draw upon a variety of sources for research information for the Fund.

T. Kirkham Barneby is responsible for the asset allocation decisions for the Fund. Mr. Barneby is a Managing Director and Chief Investment
Officer -- Quantitative Investments of Mitchell Hutchins. Mr. Barneby rejoined Mitchell Hutchins in 1994, after being with Vantage Global Management for one year. During the eight years that Mr. Barneby was previously with Mitchell Hutchins, he was Senior Vice President responsible for quantitative management and asset allocation models. Before joining Mitchell Hutchins, Mr. Barneby served as Director of Pension Investment Strategy at the Continental Group in Stamford, Connecticut and has held positions in the Economics Department at both Citibank, N.A. and Merrill Lynch.

Although investment decisions for the Fund are made independently from those of the other accounts managed by Mitchell Hutchins, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by Mitchell Hutchins are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales are allocated in a manner believed by Mitchell Hutchins to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

Mitchell Hutchins investment personnel may engage in securities transactions for their own accounts pursuant to each firm's code of ethics that establishes procedures for personal investing and restricts certain transactions.

DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins is the distributor of the Fund's Class Y shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares.

--------------------------------------------------------------------------------
                            PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The Fund performs a standardized computation of annualized total return and may show this return in advertisements or promotional materials. Standardized return shows the change in


                             ---------------------
                               Prospectus Page 16
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PAINEWEBBER   TACTICAL ALLOCATION FUND

value of an investment in the Fund as a steady compound annual rate of return. Actual year-by-year returns fluctuate and may be higher or lower than standardized return. One-, five- and ten-year periods will be shown, unless the shares have been in existence for a shorter period. Total return calculations assume reinvestment of dividends and other distributions.

The Fund may use other total return presentations in conjunction with standardized return. These may cover the same or different periods as those used for standardized return and may include cumulative returns, average annual rates, actual year-by-year rates or any combination thereof.

Total return and yield information reflects past performance and does not necessarily indicate future results. Investment return and principal values will fluctuate, and proceeds upon redemption may be more or less than a shareholder's cost.

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

ORGANIZATION OF THE TRUST. The Trust was formed as a business trust pursuant to a Declaration of Trust, as amended from time to time (the 'Declaration'), under the laws of The Commonwealth of Massachusetts on March 28, 1991. The Fund commenced operations on July 22, 1992. The Declaration authorizes the Trust's Board of Trustees to create separate series, and within each series separate Classes, of an unlimited number of shares of beneficial interest, par value $.001 per share. As of the date of this Prospectus, the Trustees have established several such series, representing interests in the Fund described in this Prospectus and in several other series.

When issued, Fund shares will be fully paid and non-assessable. Shares are freely transferable and have no pre-emptive, subscription or conversion rights. Each Class represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (1) the designation of each Class; (2) the effect of the respective sales charges, if any, for each Class; (3) the distribution and/or service fees, if any, borne by each Class; (4) the expenses allocable exclusively to each Class; (5) voting rights on matters exclusively affecting a single Class; and (6) the exchange privilege of each Class. The Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Trustees, on an ongoing basis, will consider whether any conflict exists and, if so, take appropriate action. Certain aspects of the shares may be changed, upon notice to Fund shareholders, to satisfy certain tax regulatory requirements, if the change is deemed necessary by the Trustees.

Shareholders of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of the aggregate shares of the Trust may elect all of the Trustees. Generally, shares of the Trust will be voted on a Trust-wide basis on all matters except those affecting only the interests of one series, such as the Fund's management and investment advisory agreement. In turn, shares of the Fund will be voted on a Fund-wide basis on all matters except those affecting only the interests of one Class, such as the terms of the Plan as it relates to a Class.

The Trust intends to hold no annual meetings of shareholders for the purpose of electing Trustees unless, and until such time as, less than a majority of the Trustees holding office have been elected by shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares. Shareholders of the Fund who satisfy certain criteria will be assisted by the Trust in communicating with other shareholders in seeking the holding of the meeting.

To avoid additional operating costs and for investor convenience, the Fund does not issue share certificates. Ownership of the Fund's shares is


                             ---------------------
                               Prospectus Page 17
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PAINEWEBBER   TACTICAL ALLOCATION FUND

recorded on a stock register by the Transfer Agent and shareholders have the same rights of ownership with respect to such shares as if certificates had been issued.

CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, is the custodian of the Fund's assets. PFPC Inc., a subsidiary of PNC Bank, National Association, whose principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809, is the Fund's transfer and dividend disbursing agent.

CONFIRMATIONS AND STATEMENTS. Shareholders receive confirmations of purchases and redemptions of Fund shares. PaineWebber clients receive statements at least quarterly that report their Fund activity and consolidated year-end statements that show all Fund transactions for that year. Shareholders who are not PaineWebber clients receive quarterly statements from the Transfer Agent. Shareholders also receive audited annual and unaudited semi-annual financial statements of the Fund.

                             ---------------------
                               Prospectus Page 18

'c'1996 PaineWebber Incorporated

[Recycled Logo] Printed on recycled paper

   PAINEWEBBER
   TACTICAL ALLOCATION FUND
   CLASS Y SHARES


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

PROSPECTUS
January 1, 1996 (as supplemented
March 13, 1996)


                    STATEMENT OF DIFFERENCES

    The service mark symbol shall be expressed as  'SM'
    The dagger symbol shall be expressed as        `D'
    The copyright symbol shall be expressed as     'c'